united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/22

Item 1. Reports to Stockholders.

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

THE PACIFIC FINANCIAL GROUP

SEMI-ANNUAL REPORT

October 31, 2022

Distributed by Northern Lights Distributors, LLC FINRA Member

Semi-Annual Report

888-451-TPFG | TPFG.com

Dear Fellow Shareholders,

In reflecting over the last six months, it has been quite a journey for risk assets marked by elevated volatility in both directions. As such, the backdrop as of 10/31/22 remained challenging. The equity markets faced several headwinds over the last six months including a strong US Dollar, rising rates in hand with less accommodative central bank policy, elevated inflation, and a general slowing in earnings and macroeconomic data. In light of these headwinds, domestic indexes finished negative to flat during the six-month period ending 10/31/22. Over this time, the S&P 500 lost -5.5% while the Dow Jones Industrial Average gained 0.33%.

Fixed Income has traditionally acted as a buffer against equity volatility, but that asset class has been under pressure as well for several of the same headwinds cited for equities. For the six months ending 10/31/22, the Bloomberg US Aggregate Bond Index declined by -6.86%.

As of the end of the six-month period, several themes continued to play out in the equity markets. From a style standpoint, Value continued to lead Growth. Similarly, high dividend payers and defensive names were generally leading. From a sector view, Energy and defensive sectors (i.e., Healthcare, Consumer Staples, & Utilities) were generally leading their growth and momentum counterparts (such as Technology, Consumer Discretionary, & Communication Services).

Despite the challenging market, the PFG Funds largely performed in-line with their benchmark and objective during this time, though all of the benchmarks produced negative returns for the six-month period ending 10/31/22. Notable outliers in terms of outperformance of their benchmarks include the PFG Fidelity Institutional AM Equity Sector Strategy and the PFG Meeder Strategy. While there were no notable underperforming outliers as compared to their benchmarks over the six-month period, we continue to monitor the PFG American Funds Growth Strategy and the Invesco Thematic ESG Strategies, which have lagged their benchmarks over the trailing year ending 10/31/22.

While the investment backdrop has seen better days, there is reason for optimism. Recent Consumer Price Index (CPI) readings from September and October show that inflation may be peaking, which would be welcomed by the consumer and could signal that the Federal Reserve may slow the pace of interest rate hikes. In addition, valuation multiples have settled into ranges that are more in-line with historical averages. While the environment for fixed income remains challenging, yields have improved measurably across bond categories. Lastly, equities have responded favorably since early October, largely on optimism that inflation may be peaking.

While the case for optimism builds, we remain cautiously optimistic as we continue to monitor key market drivers including inflation, the Federal Reserve, earnings, technicals, and other factors.

Thank you for your continued trust and partnership in The Pacific Financial Group.

Sincerely,

Daniel Helmick, Portfolio Manager

The Pacific Financial Group, LLC

October 31, 2022

4254-NLD-12232022

Mutual Funds Involve Risk Including Possible Loss of Principal. Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than the original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund shares. Before investing you should carefully consider the investment objectives, risks, shares, and expenses of the Pacific Financial Group family of funds (referred to as PFG Strategies). This and other important information about the Funds/PFG Strategies are contained in the prospectus; to obtain a prospectus please call 1-888-451-TPFG. The prospectus should be read carefully before investing. The Pacific Financial Group family of funds (PFG Strategies) is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency).

The Morningstar Target Risk Index Family provides global market risk levels that are scaled to fit five equity market risk profiles: aggressive, moderately aggressive, moderate, moderately conservative, and conservative. The Morningstar Target Risk Index Family provides global market risk levels that are scaled to fit five equity market risk profiles: aggressive, moderately aggressive, moderate, moderately conservative, and conservative. The Morningstar Conservative Target Risk Total Return Index consists of 13% U.S. Equity Exposure, 9% Non-U.S. Equity Exposure, 58% U.S. Bond Exposure, 18% Non-U.S. Bond Exposure, and 2% Inflation Hedge. The Morningstar Moderate Conservative Target Risk Total Return Index consists of 26% U.S. Equity Exposure, 16% Non-U.S. Equity Exposure, 44% U.S. Bond Exposure, 13% Non-U.S. Bond Exposure, and 1% Inflation Hedge. The Morningstar Moderate Target Risk Total Return Index consists of 36% U.S. Equity Exposure, 26% Non-U.S. Equity Exposure, 29% U.S. Bond Exposure, 8% Non-U.S. Bond Exposure, and 1% Inflation Hedge. The Morningstar Moderate Aggressive Target Risk Total Return Index consists of 48% U.S. Equity Exposure, 34% Non-U.S. Equity Exposure, 14% U.S. Bond Exposure, and 4% Non-U.S. Bond Exposure. The Morningstar Aggressive Target Risk Total Return Index consists of 57% U.S. Equity Exposure, 39% Non-U.S. Equity Exposure, 3% U.S. Bond Exposure, and 1% Non-U.S. Bond Exposure.

The benchmark returns reflect the reinvestment of dividends and interest, but do not reflect the deduction of fees, expenses, transaction costs, nor taxes that actual shareholder accounts are subject to. The indexes are presented as broad-based measures of the equity and fixed income markets. Index returns have been taken from published sources. Investors cannot invest directly in an index. Investing in any security involves a risk of loss.

4254-NLD-12232022

PFG Active Core Bond Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The PFG Active Core Bond Strategy provides investors with a globally diversified fixed income allocation. This PFG Strategy returned (7.52)% for the six-month period ending 10/31/2022, while the Bloomberg U.S. Aggregate Bond Index returned (6.86)% for the same period. The Strategy performed about in line with the benchmark over what has been a challenging period for fixed income investors as elevated inflation and less accommodative central bank policy have weighed on returns. During that period, the Strategy was positioned in high quality, resilient assets, and was neutral on duration. As such, Investment Grade Corporates as well as Agency and Non-Agency Mortgages were favored with a secondary emphasis on Municipal Bonds given their improving after-tax yields. To combat inflationary pressures, Commodities and Treasury Inflation Protected Securities (TIPS) have been favored in the Real Assets space. Equity exposure remained underweight in general with a defensive tilt. Over the trailing six months, the best performers on a relative basis included the PIMCO Mortgage Opportunities and Bond Fund and the PIMCO Income Fund with returns of (4.97)% and (4.17)%, respectively, while the PIMCO Investment Grade Credit Bond Fund, PIMCO Total Return Fund, and PIMCO Real Return Fund saw the largest declines with returns of (8.16)%, (16.96)%, and (8.19)%, respectively.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG Active Core Bond Strategy Fund
Class R	(7.52)%	(15.84)%	(4.34)%	(1.98)%
Bloomberg U.S. Aggregate Bond Index***	(6.86)%	(15.68)%	(3.77)%	(0.58)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.61% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	99.4%
Money Market Fund	0.5%
Assets in Excess of Other Liabilities - Net	0.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG American Funds® Conservative Income Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The PFG American Funds® Conservative Income Strategy provides investors with a broadly diversified strategic allocation that seeks current income and limited price volatility, including exposure to high-quality bonds and dividend-paying equities. This PFG Strategy returned (5.81)% for the six-month period ending 10/31/2022, while the Morningstar Conservative Target Risk Index (Total Return) returned (7.46)% for the same period. Tilts to Value equities as well as short duration fixed income categories were positive contributors while Balanced, Core Bond, and Unconstrained Fixed Income were among the largest detractors. As such, the American Funds American Mutual Fund and American Funds Short-Term Bond Fund of America saw the largest gains on a relative basis, though their absolute returns were negative at (2.11)% and (1.73)%, respectively. The American Funds Bond Fund of America, American Funds Strategic Bond, and the American Funds Multi-Sector Income saw the largest declines over this period, with returns of (6.89)%, (8.93)%, and (6.73)%, respectively.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

			Annualized
x	Six	One	Performance
	Months	Year	Since Inception**
PFG American Funds® Conservative Income Strategy Fund
Class R	(5.81)%	(11.12)%	(1.95)%
Morningstar Conservative Target Risk Index (Total Return)***	(7.46)%	(15.85)%	(2.23)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.31% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.

The PFG American Funds® Conservative Income Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG American Funds® Conservative Income Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the the PFG American Funds® Conservative Income Strategy Fund in particular or the ability of The Morningstar Conservative Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR CONSERVATIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	74.3%
Open End Funds - Mixed Allocation	15.2%
Open End Funds - Equity	10.2%
Money Market Fund	0.4%
Liabilities in Excess of Other Assets - Net	(0.1)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG American Funds® Growth Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The PFG American Funds® Growth Strategy provides investors with a broadly diversified, strategic global equity allocation that is designed to take advantage of opportunities across various market segments with active stock picking taking place in the underlying fund holdings. This PFG Strategy returned (9.63)% for the six-month period ending 10/31/2022, while the Morningstar Aggressive Target Risk Index (Total Return) returned (8.96)% for the same period. An outsized growth tilt has generally detracted from performance over the trailing six months as an environment marked by elevated inflation, rising rates, and slowing growth prospects has repriced multiples to the downside. As such, value and more defensive-oriented equites generally led over their growth and momentum counterparts over this six-month time period. Weakness was broad across all sizes and geographic locations as growth in general has underperformed over the last year. As for attribution, the American Funds Fundamental Investors Fund posted the largest gain over this six-month period on a relative basis with a return of (5.96)%. The American Funds New Perspective saw the largest decline with a return of (11.20)%.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG American Funds® Growth Strategy Fund
Class R	(9.63)%	(29.39)%	4.63%
Morningstar Aggressive Target Risk Index (Total Return)***	(8.96)%	(18.50)%	10.45%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG American Funds® Growth Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG American Funds® Growth Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG American Funds® Growth Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	99.8%
Money Market Fund	0.4%
Liabilities in Excess of Other Assets - Net	(0.2)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG BNY Mellon Diversifier Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The PFG BNY Mellon® Diversifier Strategy utilizes a blend of alternative asset classes alongside traditional fixed income in an effort to outperform bonds during periods of both rising and falling interest rates. This PFG Strategy returned (6.57)% for the six-month period ending 10/31/2022, while the Bloomberg U.S. Aggregate Bond Index returned (6.86)% for the same period. The Strategy strives to be a diversifier away from traditional asset classes like equity and fixed income. As such, the 10/31/22 positioning of the Strategy reflected underweights in Liquid Real Assets (9% allocation – 1% underweight) and fixed income (54% allocation – 6% underweight), with an overweight in Real Return (37% allocation – 7% overweight). The Strategy’s Commodity/Natural Resource exposure was a key contributor as the BNY Natural Resources Fund rose by 5.53% over the trailing six months. The BNY Floating Rate Income Fund outperformed on a relative basis with a return of (2.55)%. The BNY Global Real Estate Securities Fund saw the largest decline given rising interest rates with a return of (21.08)%. The BNY Mellon Core Plus Bond is the largest weighting at around 50% and modestly lagged its benchmark with a return of (7.45)% as the general backdrop for fixed income remains challenging due to elevated inflation and less accommodative central bank policy.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG BNY Mellon Diversifier Strategy Fund
Class R	(6.57)%	(11.85)%	(0.47)%	0.02%
Bloomberg U.S. Aggregate Bond Index***	(6.86)%	(15.68)%	(3.77)%	(0.58)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.79% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	58.7%
Open End Funds - Alternative	32.0%
Open End Funds - Equity	9.0%
Money Market Fund	0.3%
Liabilities in Excess of Other Assets - Net	(0.0)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG BR Equity ESG Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The PFG BR Equity ESG Strategy’s tactical allocation provides investors with global exposure, emphasizing companies that exhibit positive environmental, social, and governance characteristics. This PFG Strategy returned (9.23)% for the six-month period ending 10/31/2022, while the Morningstar Aggressive Target Risk Index (Total Return) returned (8.96)% for the same period. To mitigate volatility, the strategy had reduced small cap exposure and was allocating more to large caps with a low-carbon focus. Though the Strategy remained underweight Emerging Market equities, the weighting to this category was increased. In general, ESG-focused equities tend to have more of a growth bias and as a result have generally lagged over the trailing six months as more value and defensive counterparts have outperformed on a relative basis. The iShares ESG Aware USA Small-Cap ETF performed best on a relative basis, though trailing six-month returns were negative on an absolute basis with a return of (2.17)%. International and Emerging Markets ESG-focused vehicles posted the largest declines over this time as the iShares ESG Aware MSCI EM ETF, iShares MSCI Advanced MSCI EAFE ETF, and the iShares ESG Aware MSCI EAFE ETF led declines with returns of (20.23)%, (13.06)%, and (12.33)%, respectively.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG BR Equity ESG Strategy Fund
Class R	(9.23)%	(22.83)%	6.49%
Morningstar Aggressive Target Risk Index (Total Return)***	(8.96)%	(18.50)%	10.45%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.22% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG BR Equity ESG Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG BR Equity ESG Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG BR Equity ESG Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	99.8%
Money Market Fund	0.4%
Liabilities in Excess of Other Assets - Net	(0.2)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG Fidelity Institutional AM® Bond ESG Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The inception for this Strategy was 10/29/2021. The PFG Fidelity Institutional AM® Bond ESG Strategy provides investors with a strategic, broadly diversified fixed income allocation with a focus on securities that emphasize environmental, social, and governance factors. This PFG Strategy returned (7.33)% for the six-month period ending 10/31/2022, while the Bloomberg U.S. Aggregate Bond Index retuned (6.86)% over the same period. The Strategy experienced some underperformance in the first couple weeks after its launch due to the timing of fund flows. Since that time, the Strategy has performed in line with its benchmark. As for attribution, most of the underlying funds performed in line with the benchmark over the past six months. While at a much smaller weighting, the iShares Short Treasury Bond ETF outperformed, rising 42 bps over this six-month period given its lower duration and interest rate sensitivity.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

	Six	One	Performance
	Months	Year	Since Inception**
PFG Fidelity Institutional AM® Bond ESG Strategy Fund
Class R	(7.33)%	(16.60)%	(16.52)%
Bloomberg U.S. Aggregate Bond Index***	(6.86)%	(15.68)%	(15.60)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.24% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on October 29, 2021.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	81.2%
Exchange-Traded Funds - Fixed Income	13.9%
Money Market Fund	4.6%
Assets in Excess of Other Liabilities - Net	0.3%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG Fidelity Institutional AM® Equity Index Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The PFG Fidelity Institutional AM® Equity Index Strategy provides investors with a passive, globally diversified, strategic equity allocation. This PFG Strategy returned (8.42)% for the six-month period ending 10/31/2022, while the Morningstar Aggressive Target Risk Index (Total Return) returned (8.96)% for the same period. The Fidelity Small Cap Index Fund led returns followed by the Fidelity 500 Index and Fidelity Mid Cap Index Fund with returns of (0.13)%, (5.50)%, and (5.26)%, respectively. In comparison, a significant weighting (30%) to the Fidelity Global ex-US Index Fund was the largest detractor from performance as that fund declined (13.63)% over the six-month period.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Fidelity Institutional AM® Equity Index Strategy Fund
Class R	(8.42)%	(19.39)%	9.01%
Morningstar Aggressive Target Risk Index (Total Return)***	(8.96)%	(18.50)%	10.45%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.08% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG Fidelity Institutional AM® Equity Index Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Fidelity Institutional AM® Equity Index Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Fidelity Institutional AM® Equity Index Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	99.6%
Money Market Fund	0.6%
Liabilities in Excess of Other Assets - Net	(0.2)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The PFG Fidelity Institutional AM® Equity Sector Strategy provides investors with a tactically managed, diversified allocation that tilts exposure to sectors based on shifts in the business cycle. This PFG Strategy returned (0.81)% for the six-month period ending 10/31/2022, while the Morningstar Aggressive Target Risk Index (Total Return) returned (8.96)% for the same period. Stock selection in Healthcare, Energy, Utilities, and Communication Services added value over this period. Positioning as of the end of the six-month period reflected an overweight to inflation-sensitive sectors like Energy and Materials, along with defensive sectors like Utilities and Healthcare. The Strategy was underweight in Communication Services, Consumer Discretionary, and Financials. Over the last six months, exposure to defensives and commodities have been the top performers as the Fidelity MSCI Energy ETF, Fidelity Health Care Fund, and Fidelity Financial Services Fund led gains with returns of 22.38%, 4.68%, and 2.59%, respectively. Growth and cyclical sectors generally lagged as the Fidelity Advisor Technology Fund, Fidelity MSCI Materials ETF, the Fidelity MSCI Real Estate ETF saw the largest declines with returns of (13.37)%, (11.61)%, and (18.72)%, respectively.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Class R	(0.81)%	(7.25)%	13.84%
Morningstar Aggressive Target Risk Index (Total Return)***	(8.96)%	(18.50)%	10.45%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.48% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG Fidelity Institutional AM® Equity Sector Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Fidelity Institutional AM® Equity Sector Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Fidelity Institutional AM® Equity Sector Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	53.3%
Open End Funds - Equity	46.3%
Money Market Fund	0.5%
Liabilities in Excess of Other Assets - Net	(0.1)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG Invesco® Thematic ESG Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The inception for this Strategy was 10/29/2021. The PFG Invesco® Thematic ESG Strategy provides investors with a tactically managed all-equity model that focuses on ESG investing by providing exposure to environmental themes aimed at addressing a more sustainable future. The PFG Strategy returned (6.57)% for the six-month period ending 10/31/2022, while the Morningstar Aggressive Target Risk Index (Total Return) returned (8.96)% for the same period. This is a concentrated Strategy and focuses on three specific environmental themes: clean technology, clean energy, and clean water. Due to its concentration, the Strategy is expected to have higher volatility relative to its benchmark. Over the last six months, the Invesco Solar ETF and Invesco Water Resources ETF led gains, with returns of 10.80% and 3.49%, respectively, while the Invesco Sustainable Future ETF and Invesco Global Clean Energy ETF posted the largest declines with returns of (12.44)% and (10.56)%, respectively.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

	Six	One	Performance
	Months	Year	Since Inception**
PFG Invesco® Thematic ESG Strategy Fund
Class R	(6.57)%	(28.78)%	(28.65)%
Morningstar Aggressive Target Risk Index (Total Return)***	(8.96)%	(18.50)%	(18.41)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.69% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on October 29, 2021.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG Invesco® Thematic ESG Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Invesco® Thematic ESG Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Invesco® Thematic ESG Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	99.6%
Money Market Fund	0.5%
Liabilities in Excess of Other Assets - Net	(0.1)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG Janus Henderson® Balanced Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The inception for this Strategy was 10/29/2021. The PFG Janus Henderson® Balanced Strategy provides investors with a tactically managed model that proactively adjusts equity and fixed income exposure between 30% to 70% of the Strategy, depending on market conditions. This PFG Strategy returned (6.64)% for the six-month period ending 10/31/2022 while the Morningstar Moderate Target Risk Index (Total Return) returned (8.44)% over the same period. Overall positioning during this period can be summed up as ‘modest risk off.’ Notable tilts as of 10/31/22 included underweight equities and overweight high yield. The Janus Henderson Balanced Fund was the largest weighting by far at around 80% of the Strategy. Further, the Janus Henderson Balanced Fund outperformed its benchmark by +281 bps over the trailing six months. The Janus Henderson Short-Duration Income ETF was the best performer on an absolute and relative basis with a return of (0.03)%. Small and Mid-Cap names generally lagged as the Janus Henderson Small Cap Growth Alpha ETF and Janus Henderson Contrarian Fund led declines with returns of (6.88)% and (14.07)%, respectively.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

	Six	One	Performance
	Months	Year	Since Inception**
PFG Janus Henderson® Balanced Strategy Fund
Class R	(6.64)%	(18.19)%	(18.10)%
Morningstar Moderate Target Risk Index (Total Return)***	(8.44)%	(17.50)%	(17.41)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.60% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on October 29, 2021.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

The PFG Janus Henderson® Balanced Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Janus Henderson® Balanced Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Janus Henderson® Balanced Strategy Fund in particular or the ability of The Morningstar Moderate Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR MODERATE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Mixed Allocation	79.8%
Exchange Traded Funds - Equity	6.5%
Open End Funds - Fixed Income	5.7%
Open End Funds - Equity	4.6%
Exchange Traded Funds - Fixed Income	3.2%
Money Market Fund	1.2%
Liabilities in Excess of Other Assets - Net	(1.0)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG JP Morgan Tactical® Aggressive Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The PFG JP Morgan® Tactical Aggressive Strategy provides a globally diversified allocation with the ability to dynamically adjust the equity and fixed income exposure based upon current market conditions. The PFG Strategy returned (9.32)% for the six-month period ending 10/31/2022, while the Morningstar Aggressive Target Risk Index (Total Return) returned (8.96)% for the same period. This Strategy has had a more defensive equity tilt towards the end of the six-month period, favoring defensives like Healthcare and Utilities. In addition, the Strategy had a higher than usual allocation to cash to mitigate volatility and provide optionality for adding new securities or increasing weightings to existing ones. The defensive tilt is reflected in performance as defensive and value positions were among the top performers. The JPMorgan Large Cap Value and JPMorgan Equity Premium Income ETF led gains despite having negative absolute returns over the last six months with returns of (1.18)% and (1.49)%, respectively. International/Emerging Markets exposure was generally a detractor as the JPMorgan Emerging Markets Equity Fund, JPMorgan Emerging Markets Research Enhanced Equity Fund, and the JPMorgan Diversified Return International Equity ETF led declines with returns of (17.12)%, (19.72)%, and (15.26)%, respectively.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG JP Morgan Tactical® Aggressive Strategy Fund
Class R	(9.32)%	(18.49)%	3.62%	3.12%
Morningstar Aggressive Target Risk Index (Total Return)***	(8.96)%	(18.50)%	4.11%	4.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.40% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG JP Morgan Tactical® Aggressive Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG JP Morgan Tactical® Aggressive Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG JP Morgan Tactical® Aggressive Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	48.4%
Exchange Traded Funds - Equity	46.6%
Open End Funds - Alternative	4.7%
Money Market Fund	0.5%
Liabilities in Excess of Other Assets - Net	(0.2)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG JP Morgan® Tactical Moderate Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The PFG JP Morgan® Tactical Moderate Strategy provides a globally diversified allocation with the ability to dynamically adjust the equity and fixed income exposure based upon market conditions. The PFG Strategy returned (8.08)% for the six-month period ending 10/31/2022, while the Morningstar Moderate Target Risk Index (Total Return) returned (8.44)% for the same period. This Strategy had a more defensive equity tilt over this timeframe, favoring defensives like Healthcare and Utilities. In addition, the Strategy had a higher than usual allocation to cash to mitigate volatility and provide optionality for adding new securities or increasing weightings to existing ones. In Q2, the Strategy was underweight equities on its 60/40 target by about 3 points or 57% equity exposure. By the end of the six-month period, the Strategy was about up to its equity target currently but was still maintaining a higher cash weighting. Value and Short Duration Income exposure were among the top performers as the JPMorgan Large Cap Value Fund, JPMorgan Ultra-Short Income ETF, and JPMorgan Equity Premium Income ETF led gains with returns of (1.18)%, 0.57%, and (1.49)%, respectively. International/Emerging Markets and Growth exposure was generally a detractor as the JPMorgan Emerging Markets Equity Fund, JPMorgan Emerging Markets Research Enhanced Equity Fund, and the JPMorgan Diversified Return International Equity ETF led declines with returns of (17.12)%, (19.72)%, and (15.26)%, respectively.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG JP Morgan® Tactical Moderate Strategy Fund
Class R	(8.08)%	(17.09)%	0.49%	0.80%
Morningstar Moderately Aggressive Target Risk Index (Total Return)***	(8.76)%	(18.20)%	3.11%	3.72%
Morningstar Moderate Target Risk Index (Total Return)****	(8.44)%	(17.50)%	1.70%	2.95%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of operations and trading was March 15, 2018.

***	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

****	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

The PFG JP Morgan® Tactical Moderate Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG JP Morgan® Tactical Moderate Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG JP Morgan® Tactical Moderate Strategy Fund in particular or the ability of The Morningstar Moderately Aggressive Target Risk Index (Total Return) and Morningstar Moderate Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR MODERATELY AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) AND MORNINGSTAR MODERATE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	36.7%
Exchange Traded Funds - Equity	29.6%
Open End Funds - Equity	29.5%
Open End Funds - Alternative	2.9%
Exchange Traded Funds - Fixed Income	1.0%
Money Market Fund	0.2%
Assets in Excess of Other Liabilities - Net	0.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG Meeder Tactical Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The PFG Meeder Tactical Strategy provides a highly tactical allocation by shifting equity and fixed income exposure during various market conditions. This PFG Strategy returned (4.50)% for the six-month period ending 10/31/2022, while the Morningstar Moderate Target Risk Index (Total Return) returned (8.44)% for the same period. During the third quarter, the Strategy had a 41% allocation to equity. The other 59% was positioned defensively, which was almost entirely held in cash. Further, the Strategy entered the year with a 33% cash position. Speaking to sectors, the Strategy has added value during the year through security selection mostly within industrials, financials, and energy. The Strategy remained cautious on and underweight Technology and Consumer Discretionary. Overall, the Strategy’s longer-term model remains defensive, driven by elevated valuations on an inflation-adjusted basis as well as factoring in a rising interest rate environment. As for attribution, the Meeder Muirfield Fund and Meeder Spectrum Fund were relative outperformers with returns of (2.64)% and (3.05)%, respectively, while the Meeder Dynamic Allocation Fund and Performance Trust Strategic Bond Funds led declines with returns of (6.17)% and (7.23)%, respectively.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG Meeder Tactical Strategy Fund
Class R	(4.50)%	(13.67)%	0.68%	0.64%
Morningstar Moderate Target Risk Index (Total Return)***	(8.44)%	(17.50)%	1.70%	3.14%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.03% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

The PFG Meeder Tactical Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Meeder Tactical Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Meeder Tactical Strategy Fund in particular or the ability of The Morningstar Moderate Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR MODERATE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	76.4%
Open End Funds - Mixed Allocation	10.7%
Open End Funds - Alternative	10.0%
Open End Funds - Fixed Income	2.7%
Money Market Fund	0.3%
Liabilities in Excess of Other Assets - Net	(0.1)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG MFS® Aggressive Growth Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The PFG MFS Aggressive Growth Strategy provides a globally diversified equity allocation with a growth bias and holds diversifying allocations to real estate and commodities. The PFG Strategy returned (8.62)% for the six-month period ending 10/31/2022, while the Morningstar Aggressive Target Risk Index (Total Return) returned (8.96)% for the same period. Value-tilted securities outperformed on a relative basis as the MFS Value Fund, Vanguard Small-Cap Value ETF, and MFS Mid Cap Value Fund led gains with returns of (0.10)%, (1.60)%, and (2.81)%, respectively. Exposure to Real Estate and International Equity were among the largest detractors from performance as the MFS Global Real Estate Fund, Schwab International Small-Cap Equity ETF, and the SPDR Portfolio Emerging Markets led declines with returns of (21.25)%, (17.58)%, and (16.69)%, respectively.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG MFS® Aggressive Growth Strategy Fund
Class R	(8.62)%	(19.70)%	3.33%	4.15%
Morningstar Aggressive Target Risk Index (Total Return)***	(8.96)%	(18.50)%	4.11%	4.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.63% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG MFS® Aggressive Growth Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG MFS® Aggressive Growth Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG MFS® Aggressive Growth Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	85.2%
Exchange Traded Funds - Equity	9.8%
Exchange Traded Funds - Commodity	4.8%
Money Market Fund	0.4%
Liabilities in Excess of Other Assets - Net	(0.2)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG Tactical Income Strategy Fund
Portfolio Review (Unaudited)
October 31, 2022

The PFG Tactical Income Strategy seeks a high level of income with a focus on tactical high yield strategies, investment grade credit, and dividend paying equities. This PFG Strategy returned (6.31)% for the six-month period ending 10/31/2022, while the Morningstar Moderate Conservative Target Risk Index (Total Return) returned (7.58)% for the same period. The Janus Global Life Sciences Fund was the top performer over this period with a return of 4.81%. Tactical Income Exposure including the Counterpoint Tactical Income Fund and Counterpoint Tactical Municipal Fund, as well the Janus Henderson Short Duration Income ETF outperformed on a relative basis, with returns of (0.42)%, (0.19)%, and (0.03)%, respectively. Exposure to Growth, International, and Mid-Caps were among the biggest detractors. The Janus Henderson Global Technology and Innovation Fund, Janus Henderson Asia Equity Fund, and Janus Henderson Contrarian Fund led declines with returns of (14.56)%, (20.85)%, and (14.07)%, respectively.

The Fund’s performance figures* for the periods ended October 31, 2022 as compared to its benchmark:

			Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Tactical Income Strategy Fund
Class R	(6.31)%	(15.44)%	0.24%
Morningstar Moderately Conservative Target Risk Index (Total Return)***	(7.58)%	(16.37)%	1.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.86% for Class R shares per the August 29, 2022 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 40% global equity exposure and 60% global bond exposure. Investors cannot invest directly in an index.

The PFG Tactical Income Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Tactical Income Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Tactical Income Strategy Fund in particular or the ability of The Morningstar Moderately Conservative Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR MODERATELY CONSERVATIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	56.2%
Open End Funds - Equity	26.2%
Exchange Traded Funds - Equity	6.6%
Exchange Traded Funds - Fixed Income	6.0%
Open End Funds - Mixed Allocation	4.6%
Money Market Fund	0.5%
Liabilities in Excess of Other Assets - Net	(0.1)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2022.

PFG ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.4%
	FIXED INCOME - 99.4%
3,147,522	PIMCO Income Fund, Institutional Class	$32,230,621
1,417,216	PIMCO Investment Grade Credit Bond Fund, Institutional Class	11,805,411
1,687,527	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	16,065,260
531,651	PIMCO Real Return Fund, Institutional Class	5,348,405
5,013,706	PIMCO Total Return Fund, Institutional Class	41,814,310
	TOTAL OPEN END FUNDS (Cost $122,775,911)	107,264,007

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
515,986	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $515,986)(a)	515,986

	TOTAL INVESTMENTS - 99.9% (Cost $123,291,897)	$107,779,993
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	151,020
	NET ASSETS - 100.0%	$107,931,013

(a)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY - 10.2%
415,849	American Mutual Fund, Class R-6	$20,372,427

	FIXED INCOME - 74.3%
3,586,113	American Funds - Bond Fund of America (The), Class R-6	39,769,996
1,147,475	American Funds Multi-Sector Income Fund, Class R-6	10,028,928
2,124,943	American Funds Strategic Bond Fund, Class R-6	20,059,458
4,029,019	American Intermediate Bond Fund of America, Class R-6	49,355,484
3,157,035	American Short Term Bond Fund of America, Class R-6	29,676,129
		148,889,995
	MIXED ALLOCATION - 15.2%
357,879	American Balanced Fund, Class R-6	10,092,188
893,592	The Income Fund of America, Class R-6	20,347,091
		30,439,279

	TOTAL OPEN END FUNDS (Cost $221,864,002)	199,701,701

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
854,927	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $854,927)(a)	854,927

	TOTAL INVESTMENTS - 100.1% (Cost $222,718,929)	$200,556,628
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(132,033)
	NET ASSETS - 100.0%	$200,424,595

(a)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	EQUITY - 99.8%
3,365,340	AMCAP Fund, Class R-6	$103,046,707
2,432,490	American - The Growth Fund of America, Class R-6	128,557,098
1,186,139	American Funds - New Economy Fund (The), Class R-6	51,490,296
1,746,405	American Funds Fundamental Investors, Class R-6	104,819,238
1,086,193	American New Perspective Fund, Class R-6	51,757,089
1,371,966	Smallcap World Fund, Inc., Class R-6	78,380,416
	TOTAL OPEN END FUNDS (Cost $644,752,066)	518,050,844

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
2,076,954	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $2,076,954)(a)	2,076,954

	TOTAL INVESTMENTS - 100.2% (Cost $646,829,020)	$520,127,798
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(1,035,757)
	NET ASSETS - 100.0%	$519,092,041

(a)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	ALTERNATIVE - 32.0%
2,849,113	BNY Mellon Global Real Return, Class I(a)	$44,389,179

	EQUITY - 9.0%
564,406	BNY Mellon Global Real Estate Securities Fund, Class I(a)	4,210,472
146,002	BNY Mellon Natural Resources Fund, Class I(a)	8,276,826
		12,487,298
	FIXED INCOME - 58.7%
7,886,616	BNY Mellon Core Plus Fund, Class I(b)	69,007,890
1,174,934	BNY Mellon Floating Rate Income Fund, Class I(a)	12,571,796
		81,579,686

	TOTAL OPEN END FUNDS (Cost $156,100,821)	138,456,163

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
420,822	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $420,822)(c)	420,822

	TOTAL INVESTMENTS - 100.0% (Cost $156,521,643)	$138,876,985
	OTHER LIABILITIES IN EXCESS OF ASSETS – (0.0)%(d)	(14,328)
	NET ASSETS - 100.0%	$138,862,657

(a)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.

(b)	Affiliated Company – PFG BNY Mellon Diversifier Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2022.

(d)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG BR EQUITY ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
687,315	Blackrock US Carbon Transition Readiness ETF	$29,551,109
398,999	iShares ESG Advanced MSCI EAFE ETF(a)	19,431,251
1,124,368	iShares ESG Advanced MSCI USA ETF(a)	33,697,309
206,501	iShares ESG Aware MSCI USA ETF	17,707,461
620,865	iShares ESG Aware MSCI USA Small-Cap ETF	20,935,568
495,021	iShares, Inc. iShares ESG Aware MSCI EM ETF	13,509,123
582,117	iShares Trust - iShares MSCI KLD 400 Social ETF	41,755,252
279,215	iShares Trust iShares ESG Aware MSCI EAFE ETF	16,585,371
	TOTAL EXCHANGE-TRADED FUNDS (Cost $229,587,101)	193,172,444

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
688,733	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $688,733)(b)	688,733

	TOTAL INVESTMENTS - 100.2% (Cost $230,275,834)	$193,861,177
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(380,175)
	NET ASSETS - 100.0%	$193,481,002

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Affiliated Company – PFG BR Equity ESG Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® BOND ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 13.9%
	FIXED INCOME - 13.9%
37,627	Fidelity Total Bond ETF	$1,651,825
2,485	iShares Short Treasury Bond ETF	273,276
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,087,150)	1,925,101

	OPEN END FUNDS — 81.2%
	FIXED INCOME - 81.2%
106,691	Calvert Bond Fund, Class I	1,473,398
1,099,050	Fidelity Sustainability Bond Index Fund, Institutional Class	9,781,543
	TOTAL OPEN END FUNDS (Cost $12,321,904)	11,254,941

	SHORT-TERM INVESTMENT — 4.6%
	MONEY MARKET FUND - 4.6%
646,301	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $646,301)(a)	646,301

	TOTAL INVESTMENTS - 99.7% (Cost $15,055,355)	$13,826,343
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	38,405
	NET ASSETS - 100.0%	$13,864,748

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	EQUITY - 99.6%
614,420	Fidelity 500 Index Fund, Institutional Premium Class	$82,596,427
3,774,222	Fidelity Global ex US Index Fund, Institutional Premium Class	43,780,974
336,420	Fidelity Mid Cap Index Fund, Institutional Premium Class	8,807,476
449,281	Fidelity Small Cap Index Fund, Institutional Premium Class	10,310,999
	TOTAL OPEN END FUNDS (Cost $133,958,618)	145,495,876

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
877,794	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $877,794)(a)	877,794

	TOTAL INVESTMENTS - 100.2% (Cost $134,836,412)	$146,373,670
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(243,781)
	NET ASSETS - 100.0%	$146,129,889

(a)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.3%
	EQUITY - 53.3%
246,769	Fidelity MSCI Consumer Staples Index ETF	$10,840,562
1,177,979	Fidelity MSCI Energy Index ETF	29,072,522
396,418	Fidelity MSCI Industrials Index ETF	19,535,479
217,596	Fidelity MSCI Information Technology Index ETF	21,259,129
626,605	Fidelity MSCI Materials Index ETF(a)	26,104,365
142,240	Fidelity MSCI Real Estate Index ETF	3,520,440
367,193	Fidelity MSCI Utilities Index ETF	15,899,457
	TOTAL EXCHANGE-TRADED FUNDS (Cost $124,552,253)	126,231,954

	OPEN END FUNDS — 46.3%
	EQUITY - 46.3%
346,479	Fidelity Advisor Financial Services Fund, Class Z	9,614,783
829,684	Fidelity Advisor Health Care Fund, Class Z	52,726,392
635,072	Fidelity Advisor Technology Fund, Class Z	47,255,684
	TOTAL OPEN END FUNDS (Cost $115,942,145)	109,596,859

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
1,133,562	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $1,133,562)(b)	1,133,562

	TOTAL INVESTMENTS - 100.1% (Cost $241,627,960)	$236,962,375
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(305,728)
	NET ASSETS - 100.0%	$236,656,647

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Affiliated Company – PFG Fidelity Institutional AM® Equity Sector Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

PFG INVESCO® THEMATIC ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
141,949	Invesco Global Clean Energy ETF	$2,675,739
383,000	Invesco Global Water ETF	11,811,720
287,044	Invesco MSCI Sustainable Future ETF	13,680,632
236,998	Invesco S&P Global Water Index ETF	10,802,369
38,862	Invesco Solar ETF(a)	2,770,083
199,646	Invesco Water Resources ETF	10,064,155
59,684	Invesco WilderHill Clean Energy ETF	2,753,223
	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,695,442)	54,557,921

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
303,293	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $303,293)(b)	303,293

	TOTAL INVESTMENTS - 100.1% (Cost $71,998,735)	$54,861,214
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(71,241)
	NET ASSETS - 100.0%	$54,789,973

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 9.7%
	EQUITY - 6.5%
122,908	Janus Henderson Small Cap Growth Alpha ETF(a)	$5,833,214
177,556	Janus Henderson Small/Mid Cap Growth Alpha ETF(a)	9,389,161
		15,222,375
	FIXED INCOME - 3.2%
154,354	Janus Henderson Short Duration Income ETF	7,469,190

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,786,441)	22,691,565

	OPEN END FUNDS — 90.1%
	EQUITY - 4.6%
482,205	Janus Henderson Contrarian Fund, Class N	10,753,179

	FIXED INCOME - 5.7%
1,943,666	Janus Henderson High-Yield Fund, Class N	13,391,860

	MIXED ALLOCATION - 79.8%
4,976,805	Janus Henderson Balanced Fund, Class N	186,281,813

	TOTAL OPEN END FUNDS (Cost $262,448,913)	210,426,852

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND – 1.2%
2,817,208	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $2,817,208)(b)	2,817,208

	TOTAL INVESTMENTS - 101.0% (Cost $291,052,562)	$235,935,625
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(2,397,392)
	NET ASSETS - 100.0%	$233,538,233

ETF - Exchange-Traded Fund

(a)	Affiliated Company – PFG Janus Henderson® Balanced Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 46.6%
	EQUITY - 46.6%
85,397	JPMorgan BetaBuilders International Equity ETF	$3,821,516
251,543	JPMorgan BetaBuilders US Equity ETF	17,462,115
402,077	JPMorgan Diversified Return International Equity ETF	17,908,510
181,501	JPMorgan Equity Premium Income ETF	9,904,510
659,847	JPMorgan International Research Enhanced Equity ETF	30,537,719
669,654	JPMorgan US Value Factor ETF(a)	22,018,223
	TOTAL EXCHANGE-TRADED FUNDS (Cost $111,953,122)	101,652,593

	OPEN END FUNDS — 53.1%
	ALTERNATIVE - 4.7%
769,860	JPMorgan Emerging Market Research Enhanced Equity Fund, Class R6	10,216,046

	EQUITY - 48.4%
482,672	JPMorgan Emerging Markets Equity Fund, Class R6	11,917,174
62,509	JPMorgan Equity Index Fund, Class R6	3,634,912
627,803	JPMorgan Growth Advantage Fund, Class R6	15,921,082
696,317	JPMorgan Large Cap Growth Fund, Class R6	34,599,999
1,366,259	JPMorgan Large Cap Value Fund, Class R6	25,494,385
787,545	JPMorgan US Equity Fund, Class R6	14,120,677
		105,688,229

	TOTAL OPEN END FUNDS (Cost $128,127,102)	115,904,275

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
1,078,219	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $1,078,219)(b)	1,078,219

	TOTAL INVESTMENTS - 100.2% (Cost $241,158,443)	$218,635,087
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(429,319)
	NET ASSETS - 100.0%	$218,205,768

ETF - Exchange-Traded Fund

(a)	Affiliated Company – PFG JP Morgan® Tactical Aggressive Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 30.6%
	EQUITY - 29.6%
72,854	JPMorgan BetaBuilders International Equity ETF	$3,260,216
155,834	JPMorgan BetaBuilders US Equity ETF	10,817,996
182,602	JPMorgan Diversified Return International Equity ETF	8,133,093
120,668	JPMorgan Equity Premium Income ETF	6,584,853
223,781	JPMorgan International Research Enhanced Equity ETF	10,356,585
246,080	JPMorgan US Value Factor ETF	8,091,110
		47,243,853
	FIXED INCOME - 1.0%
31,397	JPMorgan Ultra-Short Income ETF	1,572,676

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,213,755)	48,816,529

	OPEN END FUNDS — 69.1%
	ALTERNATIVE - 2.9%
347,977	JPMorgan Emerging Market Research Enhanced Equity, Class R6	4,617,658

	EQUITY - 29.5%
176,219	JPMorgan Emerging Markets Equity Fund, Class R6	4,350,844
46,743	JPMorgan Equity Index Fund, Class R6	2,718,081
190,994	JPMorgan Growth Advantage Fund, Class R6	4,843,613
401,286	JPMorgan Large Cap Growth Fund, Class R6	19,939,899
728,669	JPMorgan Large Cap Value Fund, Class R6	13,596,961
91,221	JPMorgan US Equity Fund, Class R6	1,635,584
		47,084,982
	FIXED INCOME - 36.7%
3,981,121	JPMorgan Core Bond Fund, Class R6	39,373,291
2,089,207	JPMorgan Core Plus Bond Fund, Class R6	14,582,662
581,573	JPMorgan Income Fund, Class R6	4,745,636
		58,701,589

	TOTAL OPEN END FUNDS (Cost $121,711,528)	110,404,229

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
281,562	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $281,562)(a)	$281,562

	TOTAL INVESTMENTS - 99.9% (Cost $172,206,845)	$159,502,320
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	98,247
	NET ASSETS - 100.0%	$159,600,567

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	ALTERNATIVE - 10.0%
877,021	Meeder Spectrum Fund, Institutional Class(a)	$10,769,820

	EQUITY - 76.4%
1,567,676	Meeder Dynamic Allocation Fund, Institutional Class(a)	18,075,308
335,321	Meeder Moderate Allocation Fund, Institutional Class	3,715,360
7,128,763	Meeder Muirfield Fund, Institutional Class(a)	60,309,335
		82,100,003
	FIXED INCOME - 2.7%
170,451	Meeder Total Return Bond Fund, Institutional Class	1,517,012
72,565	Performance Trust Strategic Bond Fund, Class I	1,360,601
		2,877,613
	MIXED ALLOCATION - 10.7%
720,122	Meeder Balanced Fund, Institutional Class	8,483,039
142,412	Meeder Conservative Allocation Fund, Institutional Class	3,009,158
		11,492,197

	TOTAL OPEN END FUNDS (Cost $122,686,249)	107,239,633

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
314,563	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $314,563)(b)	314,563

	TOTAL INVESTMENTS - 100.1% (Cost $123,000,812)	$107,554,196
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(132,787)
	NET ASSETS - 100.0%	$107,421,409

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.6%
	COMMODITY - 4.8%
95,173	iShares GSCI Commodity Dynamic	$3,597,539

	EQUITY - 9.8%
49,715	Schwab International Small-Cap Equity ETF	1,457,147
69,409	SPDR Portfolio Emerging Markets ETF	2,100,316
8,563	Vanguard Small-Cap Growth ETF	1,788,468
11,750	Vanguard Small-Cap Value ETF	1,887,168
		7,233,099

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,514,313)	10,830,638

	OPEN END FUNDS — 85.2%
	EQUITY - 85.2%
245,254	MFS Global Real Estate Fund, Class R5	3,872,554
65,515	MFS Growth Fund, Class R6	8,912,069
141,323	MFS Institutional International Equity Fund, Class R6	3,646,139
108,693	MFS International Growth Fund, Class R5	3,682,530
340,717	MFS International Large Cap Value Fund, Class R6	3,717,228
49,742	MFS International New Discovery Fund, Class R6	1,386,297
317,784	MFS Mid Cap Growth Fund, Class R6	7,531,474
259,562	MFS Mid Cap Value Fund, Class R5	7,542,885
161,824	MFS Research Fund, Class R6	8,078,255
321,185	MFS Research International Fund, Class R6	5,813,440
183,762	MFS Value Fund, Class R6	8,960,254
	TOTAL OPEN END FUNDS (Cost $66,841,754)	63,143,125

See accompanying notes to financial statements.

PFG MFS ® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
319,745	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $319,745)(a)	$319,745

	TOTAL INVESTMENTS - 100.2% (Cost $78,675,812)	$74,293,508
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(174,585)
	NET ASSETS - 100.0%	$74,118,923

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 12.6%
	EQUITY - 6.6%
52,924	Janus Henderson Small Cap Growth Alpha ETF	$2,511,773
81,320	Janus Henderson Small/Mid Cap Growth Alpha ETF	4,300,202
		6,811,975
	FIXED INCOME - 6.0%
9,531	CP High Yield Trend ETF	199,320
57,602	Janus Henderson Mortgage-Backed Securities ETF	2,551,193
72,983	Janus Henderson Short Duration Income ETF	3,531,647
		6,282,160

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,792,965)	13,094,135

	OPEN END FUNDS — 87.0%
	EQUITY - 26.2%
327,458	Janus Henderson Asia Equity Fund, Class N(a)	2,636,039
185,546	Janus Henderson Contrarian Fund, Class N	4,137,672
1,774,981	Janus Henderson Global Equity Income Fund, Class N	10,064,140
105,765	Janus Henderson Global Life Sciences Fund, Class N	6,774,222
106,262	Janus Henderson Global Technology and Innovation Fund, Class N	3,603,355
		27,215,428
	FIXED INCOME - 56.2%
1,821,123	Counterpoint Tactical Income Fund, Class I	19,977,720
126,436	Counterpoint Tactical Municipal Fund, Class I	1,327,577
1,245,738	Janus Henderson Developed World Bond Fund, Class R6	9,990,819
1,084,188	Janus Henderson Flexible Bond Fund, Class N	9,876,955
379,559	Janus Henderson High-Yield Fund, Class N	2,615,162
44,011	Kensington Managed Income Fund, Institutional Class	434,389
346,669	Sierra Tactical Bond Fund, Institutional Class	8,964,857
271,336	Toews Tactical Income Fund	2,748,637
238,123	WSTCM Credit Select Risk-Managed Fund, Institutional Class	2,464,578
		58,400,694

See accompanying notes to financial statements.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 87.0% (Continued)
	MIXED ALLOCATION - 4.6%
402,148	Janus Henderson Dividend & Income Builder Fund, Class R6	$4,821,757

	TOTAL OPEN END FUNDS (Cost $100,236,527)	90,437,879

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
554,089	BlackRock Liquidity FedFund, Institutional Class, 2.87% (Cost $554,089)(b)	554,089

	TOTAL INVESTMENTS - 100.1% (Cost $115,583,581)	$104,086,103
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(119,808)
	NET ASSETS - 100.0%	$103,966,295

ETF - Exchange-Traded Fund

(a)	Affiliated Company – PFG Tactical Income Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Assets and Liabilities (Unaudited)
October 31, 2022

		PFG American Funds®
	PFG Active Core Bond	Conservative Income	PFG American Funds®	PFG BNY Mellon Diversifier
Assets:	Strategy Fund	Strategy Fund	Growth Strategy Fund	Strategy Fund
Investments in unaffiliated securities, at cost	$123,291,897	$222,718,929	$646,829,020	$75,518,364
Investments in affiliated securities, at cost	—	—	—	81,003,279
Total Securities, at cost	$123,291,897	$222,718,929	$646,829,020	$156,521,643
Investments in unaffiliated securities, at fair value	$107,779,993	$200,556,628	$520,127,798	$69,869,095
Investments in affiliated securities, at fair value	—	—	—	69,007,890
Total Securities, at fair value	$107,779,993	$200,556,628	$520,127,798	$138,876,985
Receivable for securities sold	—	—	—	7,100,000
Receivable for Fund shares sold	29,040	43,174	153,519	47,166
Interest and dividends receivable	384,841	238,920	4,256	172,929
Total Assets	108,193,874	200,838,722	520,285,573	146,197,080
Liabilities:
Payable for Fund shares redeemed	58,199	23,348	149,815	62,705
Payable for securities purchased	—	—	—	7,000,000
Accrued 12b-1 fees	22,006	34,431	110,869	25,611
Accrued investment advisory fees	115,165	211,137	535,241	148,503
Payable to related parties	67,491	145,211	397,607	97,604
Total Liabilities	262,861	414,127	1,193,532	7,334,423
Net Assets	$107,931,013	$200,424,595	$519,092,041	$138,862,657
Net Assets:
Paid in capital	$130,768,038	$220,744,753	$557,439,119	$154,460,611
Accumulated deficit	(22,837,025)	(20,320,158)	(38,347,078)	(15,597,954)
Net Assets	$107,931,013	$200,424,595	$519,092,041	$138,862,657
Class R Shares:
Net assets	$107,931,013	$200,424,595	$519,092,041	$138,862,657
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	13,100,705	21,698,216	49,807,944	14,788,287
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$8.24	$9.24	$10.42	$9.39

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2022

		PFG Fidelity Institutional	PFG Fidelity Institutional	PFG Fidelity Institutional
	PFG BR Equity ESG	AM® Bond ESG	AM® Equity Index	AM® Equity Sector
Assets:	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Investments in unaffiliated securities, at cost	$161,810,048	$15,055,355	$134,836,412	$213,074,721
Investments in affiliated securities, at cost	68,465,786	—	—	28,553,239
Total Securities, at cost	$230,275,834	$15,055,355	$134,836,412	$241,627,960
Investments in unaffiliated securities, at fair value	$140,732,617	$13,826,343	$146,373,670	$210,858,011
Investments in affiliated securities, at fair value	53,128,560	—	—	26,104,364
Total Securities, at fair value	$193,861,177	$13,826,343	$146,373,670	$236,962,375
Receivable for securities sold	—	—	539,955	—
Receivable for Fund shares sold	37,620	2,013	140,443	221,508
Interest and dividends receivable	2,317	29,622	2,156	2,188
Due from related party	—	21,937	—	—
Total Assets	193,901,114	13,879,915	147,056,224	237,186,071
Liabilities:
Payable for Fund shares redeemed	54,901	12	57,073	85,089
Payable for securities purchased	—	—	600,015	—
Accrued 12b-1 Fees	27,477	1,123	23,923	34,133
Accrued investment advisory fees	197,617	14,032	147,972	238,693
Payable to related parties	140,117	—	97,352	171,509
Total Liabilities	420,112	15,167	926,335	529,424
Net Assets	$193,481,002	$13,864,748	$146,129,889	$236,656,647
Net Assets:
Paid in capital	$228,857,350	$15,228,153	$127,896,104	$223,905,014
Accumulated earnings/(deficit)	(35,376,348)	(1,363,405)	18,233,785	12,751,633
Net Assets	$193,481,002	$13,864,748	$146,129,889	$236,656,647
Class R Shares:
Net assets	$193,481,002	$13,864,748	$146,129,889	$236,656,647
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	18,735,225	1,661,517	12,675,367	19,269,796
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.33	$8.34	$11.53	$12.28

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2022

	PFG Invesco® Thematic ESG	PFG Janus Henderson®	PFG JP Morgan® Tactical	PFG JP Morgan® Tactical
	Strategy Fund	Balanced Strategy Fund	Aggressive Strategy Fund	Moderate Strategy Fund
Assets:
Investments in unaffiliated securities, at cost	$71,998,735	$272,786,750	$218,190,291	$172,206,845
Investments in affiliated securities, at cost	—	18,265,812	22,968,152	—
Total Securities, at cost	$71,998,735	$291,052,562	$241,158,443	$172,206,845
Investments in unaffiliated securities, at fair value	$54,861,214	$220,713,250	$196,616,863	$159,502,320
Investments in affiliated securities, at fair value	—	15,222,375	22,018,224	—
Total Securities, at fair value	$54,861,214	$235,935,625	$218,635,087	$159,502,320
Cash	—	—	—	144,602
Receivable for securities sold	294,394	139,975	—	299,975
Receivable for Fund shares sold	2,268	82,538	15,248	68,559
Interest and dividends receivable	830	61,828	4,681	22,426
Total Assets	55,158,706	236,219,966	218,655,016	160,037,882
Liabilities:
Payable for Fund shares redeemed	16,264	95,854	27,610	118,958
Payable for securities purchased	279,768	2,133,943	—	—
Accrued 12b-1 Fees	4,444	19,597	31,659	28,048
Accrued investment advisory fees	55,543	244,962	224,415	168,438
Payable to related parties	12,714	187,377	165,564	121,871
Total Liabilities	368,733	2,681,733	449,248	437,315
Net Assets	$54,789,973	$233,538,233	$218,205,768	$159,600,567
Net Assets:
Paid in capital	$75,893,586	$293,050,487	$245,191,178	$176,812,669
Accumulated deficit	(21,103,613)	(59,512,254)	(26,985,410)	(17,212,102)
Net Assets	$54,789,973	$233,538,233	$218,205,768	$159,600,567
Class R Shares:
Net assets	$54,789,973	$233,538,233	$218,205,768	$159,600,567
Total shares outstanding at end of year
($0 par value, unlimited shares authorized)	7,703,582	28,644,903	20,396,516	16,506,576
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$7.11	$8.15	$10.70	$9.67

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2022

	PFG Meeder Tactical	PFG MFS® Aggressive	PFG Tactical Income
Assets:	Strategy Fund	Growth Strategy Fund	Strategy Fund
Investments in unaffiliated securities, at cost	$20,278,458	$78,675,812	$112,207,373
Investments in affiliated securities, at cost	102,722,354	—	3,376,208
Total Securities, at cost	$123,000,812	$78,675,812	$115,583,581
Investments in unaffiliated securities, at fair value	$18,399,733	$74,293,508	$101,450,064
Investments in affiliated securities, at fair value	89,154,463	—	2,636,039
Total Securities, at fair value	$107,554,196	$74,293,508	$104,086,103
Cash	—	—	42,977
Receivable for Fund shares sold	26,510	8,801	34,110
Receivable for securities sold	70,000	—	—
Interest and dividends receivable	3,769	706	48,281
Total Assets	107,654,475	74,303,015	104,211,471
Liabilities:
Payable for Fund shares redeemed	40,493	68,235	42,659
Accrued 12b-1 Fees	17,840	20,027	18,286
Accrued investment advisory fees	112,418	76,244	110,258
Payable to related parties	62,315	19,586	73,973
Total Liabilities	233,066	184,092	245,176
Net Assets	$107,421,409	$74,118,923	$103,966,295
Net Assets:
Paid in capital	$107,901,274	$66,651,581	$123,197,106
Accumulated earnings/(deficit)	(479,865)	7,467,342	(19,230,811)
Net Assets	$107,421,409	$74,118,923	$103,966,295
Class R Shares:
Net assets	$107,421,409	$74,118,923	$103,966,295
Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	10,775,503	7,857,146	12,070,747
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$9.97	$9.43	$8.61

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2022

		PFG American Funds®
	PFG Active Core Bond	Conservative Income	PFG American Funds® Growth	PFG BNY Mellon Diversifier
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$2,435,244	$2,654,684	$759,117	$362,245
Income from affiliates	—	—	—	1,046,849
Interest income	6,886	10,018	21,538	5,058
Total Investment Income	2,442,130	2,664,702	780,655	1,414,152
Expenses:
Investment advisory fees	763,313	1,270,953	3,347,854	978,263
Distribution fees (12b-1) - Class R Shares	61,066	101,677	267,831	78,262
Administrative service fees	427,950	712,028	1,875,197	548,027
Total Expenses	1,252,329	2,084,658	5,490,882	1,604,552
Net Investment Income/(Loss)	1,189,801	580,044	(4,710,227)	(190,400)
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	(7,592,080)	(2,075,738)	107,963	1,516,589
Affiliated investments (Note 5)	—	—	—	(1,043,943)
Distributions received from underlying investment companies	—	154,965	9,003,697	—
Total realized gain/(loss)	(7,592,080)	(1,920,773)	9,111,660	472,646
Net change in unrealized depreciation of:
Unaffiliated investments	(3,164,792)	(11,001,240)	(58,772,051)	(5,514,595)
Affiliated Investments (Note 5)	—	—	—	(4,944,394)
Total unrealized depreciation	(3,164,792)	(11,001,240)	(58,772,051)	(10,458,989)
Net Realized and Unrealized Loss on Investments	(10,756,872)	(12,922,013)	(49,660,391)	(9,986,343)
Net Decrease in Net Assets Resulting from Operations	$(9,567,071)	$(12,341,969)	$(54,370,618)	$(10,176,743)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2022

		PFG Fidelity Institutional	PFG Fidelity Institutional	PFG Fidelity Institutional
	PFG BR Equity ESG	AM® Bond ESG	AM® Equity Index	AM® Equity Sector
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$1,324,322	$100,590	$700,068	$1,285,060
Income from affiliates	632,001	—	—	235,284
Interest income	7,147	4,956	9,168	11,517
Total Investment Income	1,963,470	105,546	709,236	1,531,861
Expenses:
Investment advisory fees	1,285,833	55,347	863,658	1,428,860
Distribution fees (12b-1) - Class R Shares	102,868	4,428	69,093	114,310
Administrative service fees	720,085	31,143	483,709	800,384
Total Expenses	2,108,786	90,918	1,416,460	2,343,554
Net Investment Income/(Loss)	(145,316)	14,628	(707,224)	(811,693)
Net Realized and Unrealized Gain/(Loss) on
Investments
Net realized gain/(loss) from:
Unaffiliated investments	3,500,982	(136,905)	1,591,666	(8,560,934)
Affiliated investments (Note 5)	(1,903,859)	—	—	932,699
Distributions received from underlying investment companies	—	—	38,401	—
Total realized gain/(loss)	1,597,123	(136,905)	1,630,067	(7,628,235)
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated investments	(16,757,875)	(638,312)	(12,782,502)	11,059,627
Affiliated Investments (Note 5)	(4,665,874)	—	—	(4,183,010)
Total change in unrealized appreciation/(depreciation) of investments	(21,423,749)	(638,312)	(12,782,502)	6,876,617
Net Realized and Unrealized Loss on Investments	(19,826,626)	(775,217)	(11,152,435)	(751,618)
Net Decrease in Net Assets
Resulting from Operations	$(19,971,942)	$(760,589)	$(11,859,659)	$(1,563,311)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2022

	PFG Invesco® Thematic	PFG Janus Henderson®	PFG JP Morgan® Tactical	PFG JP Morgan® Tactical
	ESG Strategy Fund	Balanced Strategy Fund	Aggressive Strategy Fund	Moderate Strategy Fund
Investment Income:
Dividend income	$306,187	$1,963,162	$1,833,261	$2,308,321
Income from affiliates	—	22,031	213,650	—
Interest income	2,225	8,465	38,742	35,267
Total Investment Income	308,412	1,993,658	2,085,653	2,343,588
Expenses:
Investment advisory fees	361,903	1,620,640	1,473,930	1,121,034
Distribution fees (12b-1) - Class R Shares	28,953	129,652	117,916	89,684
Administrative service fees	202,665	908,173	825,715	628,530
Total Expenses	593,521	2,658,465	2,417,561	1,839,248
Net Investment Income/(Loss)	(285,109)	(664,807)	(331,908)	504,340
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Unaffiliated investments	(2,422,121)	(8,361,469)	(17,581,535)	(14,429,883)
Affiliated investments (Note 5)	—	(2,316,125)	486,448	—
Distributions received from underlying investment companies	—	—	634,871	422,412
Total realized loss	(2,422,121)	(10,677,594)	(16,460,216)	(14,007,471)
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated Investments	(1,014,534)	(8,045,862)	(4,652,568)	(1,326,673)
Affiliated Investments (Note 5)	—	1,648,413	(1,321,506)	—
Total change in unrealized depreciation of investments	(1,014,534)	(6,397,449)	(5,974,074)	(1,326,673)
Net Realized and Unrealized Loss on Investments	(3,436,655)	(17,075,043)	(22,434,290)	(15,334,144)
Net Decrease in Net Assets Resulting from Operations	$(3,721,764)	$(17,739,850)	$(22,766,198)	$(14,829,804)

See accompanying notes to financial statements.

The Pacific Financial Funds
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2022

	PFG Meeder Tactical	PFG MFS® Aggressive	PFG Tactical Income
	Strategy Fund	Growth Strategy Fund	Strategy Fund
Investment Income:
Dividend income	$215,421	$158,177	$1,411,117
Income from affiliates	115,801	—	14,837
Interest income	3,114	3,263	5,126
Total Investment Income	334,336	161,440	1,431,080
Expenses:
Investment advisory fees	708,842	504,508	728,122
Distribution fees (12b-1) - Class R Shares	56,708	40,361	58,263
Administrative service fees	397,632	282,894	408,494
Total Expenses	1,163,182	827,763	1,194,879
Net Investment Income/(Loss)	(828,846)	(666,323)	236,201
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain(loss) from:
Unaffiliated investments	63	1,924,807	(5,865,169)
Affiliated investments (Note 5)	(117,445)	—	(2,013,756)
Total realized gain/(loss)	(117,382)	1,924,807	(7,878,925)
Net change in unrealized appreciation/(depreciation) of:
Unaffiliated Investments	(1,110,766)	(8,679,613)	(245,931)
Affiliated Investments (Note 5)	(3,237,538)	—	691,932
Total change in unrealized appreciation/(depreciation) of investments	(4,348,304)	(8,679,613)	446,001
Net Realized and Unrealized Loss on Investments	(4,465,686)	(6,754,806)	(7,432,924)
Net Decrease in Net Assets Resulting from Operations	$(5,294,532)	$(7,421,129)	$(7,196,723)

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets

			PFG American Funds®
	PFG Active Core Bond Strategy Fund		Conservative Income Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2022	April 30,	October 31, 2022	April 30,
	(Unaudited)	2022	(Unaudited)	2022
Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$1,189,801	$1,034,213	$580,044	$(594,188)
Distributions received from underlying investment companies	—	65,879	154,965	2,206,065
Net realized gain/(loss) on investments	(7,592,080)	82,479	(2,075,738)	1,408,460
Net change in unrealized depreciation on investments	(3,164,792)	(14,196,905)	(11,001,240)	(13,580,345)
Net decrease in net assets resulting from operations	(9,567,071)	(13,014,334)	(12,341,969)	(10,560,008)
From Distributions to Shareholders:
Total Distributions Paid	—	(4,424,014)	—	(3,324,767)
From Shares of Beneficial Interest:
Proceeds from shares sold	19,890,689	85,014,197	46,981,815	140,763,076
Reinvestment of distributions	—	4,422,777	—	3,319,778
Cost of shares redeemed	(43,651,504)	(99,893,166)	(38,740,632)	(120,615,262)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(23,760,815)	(10,456,192)	8,241,183	23,467,592
Total increase/(decrease) in net assets	(33,327,886)	(27,894,540)	(4,100,786)	9,582,817
Net Assets:
Beginning of year/period	141,258,899	169,153,439	204,525,381	194,942,564
End of year/period	$107,931,013	$141,258,899	$200,424,595	$204,525,381
Share Activity:
Shares Sold	2,304,179	8,684,105	4,893,989	13,482,023
Shares Reinvested	—	451,765	—	316,773
Shares Redeemed	(5,057,284)	(9,941,525)	(4,041,809)	(11,657,442)
Net increase/(decrease) in shares of beneficial interest outstanding	(2,753,105)	(805,655)	852,180	2,141,354

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG American Funds® Growth Strategy Fund		PFG BNY Mellon Diversifier Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2022	April 30,	October 31, 2022	April 30,
	(Unaudited)	2022	(Unaudited)	2022
Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$(4,710,227)	$(11,647,585)	$(190,400)	$1,056,595
Distributions received from underlying investment companies	9,003,697	51,851,670	—	714,618
Net realized gain on investments	107,963	83,697,626	472,646	4,124,509
Net change in unrealized depreciation on investments	(58,772,051)	(209,652,137)	(10,458,989)	(12,238,151)
Net decrease in net assets resulting from operations	(54,370,618)	(85,750,426)	(10,176,743)	(6,342,429)
From Distributions to Shareholders:
Total Distributions Paid	—	(32,643,916)	—	(5,590,981)
From Shares of Beneficial Interest:
Proceeds from shares sold	83,852,300	275,516,450	20,938,647	87,606,209
Reinvestment of distributions	—	32,638,578	—	5,589,344
Cost of shares redeemed	(72,814,511)	(397,082,839)	(33,692,624)	(44,405,355)
Net increase/(decrease) in net assets from share transactions of beneficial interest	11,037,789	(88,927,811)	(12,753,977)	48,790,198
Total increase/(decrease) in net assets	(43,332,829)	(207,322,153)	(22,930,720)	36,856,788
Net Assets:
Beginning of year/period	562,424,870	769,747,023	161,793,377	124,936,589
End of year/period	$519,092,041	$562,424,870	$138,862,657	$161,793,377
Share Activity:
Shares Sold	7,821,627	19,441,753	2,147,749	8,100,906
Shares Reinvested	—	2,233,989	—	524,329
Shares Redeemed	(6,787,005)	(26,920,936)	(3,451,603)	(4,117,168)
Net increase/(decrease) in shares of beneficial interest outstanding	1,034,622	(5,245,194)	(1,303,854)	4,508,067

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

			PFG Fidelity Institutional AM® Bond ESG
	PFG BR Equity ESG Strategy Fund		Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Period* Ended
	October 31, 2022	April 30,	October 31, 2022	April 30,
	(Unaudited)	2022	(Unaudited)	2022
Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$(145,316)	$(973,896)	$14,628	$(6,223)
Distributions received from underlying investment companies	—	—	—	5,106
Net realized gain/(loss) on investments	1,597,123	17,948,740	(136,905)	(12,321)
Net change in unrealized depreciation on investments	(21,423,749)	(45,948,595)	(638,312)	(590,700)
Net decrease in net assets resulting from operations	(19,971,942)	(28,973,751)	(760,589)	(604,138)
From Distributions to Shareholders:
Total Distributions Paid	—	(22,723,983)	—	—
From Shares of Beneficial Interest:
Proceeds from shares sold	27,492,199	144,652,401	9,574,199	8,321,988
Reinvestment of distributions	—	22,695,460	—	—
Cost of shares redeemed	(31,271,726)	(35,342,243)	(1,825,782)	(840,930)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(3,779,527)	132,005,618	7,748,417	7,481,058
Total increase/(decrease) in net assets	(23,751,469)	80,307,884	6,987,828	6,876,920
Net Assets:
Beginning of year/period	217,232,471	136,924,587	6,876,920	—
End of year/period	$193,481,002	$217,232,471	$13,864,748	$6,876,920
Share Activity:
Shares Sold	2,581,613	10,131,921	1,106,585	851,618
Shares Reinvested	—	1,681,146	—	—
Shares Redeemed	(2,930,277)	(2,607,922)	(208,915)	(87,771)
Net increase/(decrease) in shares of beneficial interest outstanding	(348,664)	9,205,145	897,670	763,847

*	Commencement of operations and trading was October 29, 2021.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG Fidelity Institutional AM®		PFG Fidelity Institutional AM®
	Equity Index Strategy Fund		Equity Sector Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2022	April 30,	October 31, 2022	April 30,
	(Unaudited)	2022	(Unaudited)	2022
Increase/(Decrease) in Net Assets
From Operations:
Net investment loss	$(707,224)	$(508,523)	$(811,693)	$(493,392)
Distributions received from underlying investment companies	38,401	314,483	—	10,077,615
Net realized gain/(loss) on investments	1,591,666	9,103,921	(7,628,235)	19,767,374
Net change in unrealized appreciation/(depreciation) on investments	(12,782,502)	(17,131,311)	6,876,617	(29,510,024)
Net decrease in net assets resulting from operations	(11,859,659)	(8,221,430)	(1,563,311)	(158,427)
From Distributions to Shareholders:
Total Distributions Paid	—	(6,813,622)	—	(15,102,006)
From Shares of Beneficial Interest:
Proceeds from shares sold	38,835,602	39,818,239	40,147,134	126,557,543
Reinvestment of distributions	—	6,811,916	—	15,095,085
Cost of shares redeemed	(13,665,100)	(41,439,483)	(26,322,198)	(40,649,407)
Net increase in net assets from share transactions of beneficial interest	25,170,502	5,190,672	13,824,936	101,003,221
Total increase/(decrease) in net assets	13,310,843	(9,844,380)	12,261,625	85,742,788
Net Assets:
Beginning of year/period	132,819,046	142,663,426	224,395,022	138,652,234
End of year/period	$146,129,889	$132,819,046	$236,656,647	$224,395,022
Share Activity:
Shares Sold	3,291,553	2,826,089	3,320,353	9,307,892
Shares Reinvested	—	468,173	—	1,082,861
Shares Redeemed	(1,163,099)	(2,850,234)	(2,177,715)	(3,027,478)
Net increase in shares of beneficial interest outstanding	2,128,454	444,028	1,142,638	7,363,275

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG Invesco® Thematic ESG Strategy Fund		PFG Janus Henderson® Balanced Strategy Fund
	Six Months Ended	Period* Ended	Six Months Ended	Period* Ended
	October 31, 2022	April 30,	October 31, 2022	April 30,
	(Unaudited)	2022	(Unaudited)	2022
Increase/(Decrease) in Net Assets
From Operations:
Net investment loss	$(285,109)	$(258,497)	$(664,807)	$(9,910)
Distributions received from underlying investment companies	—	—	—	8,877,561
Net realized loss on investments	(2,422,121)	(885,068)	(10,677,594)	(749,567)
Net change in unrealized depreciation on investments	(1,014,534)	(16,122,987)	(6,397,449)	(48,719,488)
Net decrease in net assets resulting from operations	(3,721,764)	(17,266,552)	(17,739,850)	(40,601,404)
From Distributions to Shareholders:
Total Distributions Paid	—	(123,094)	—	(1,171,000)
From Shares of Beneficial Interest:
Proceeds from shares sold	4,890,583	81,105,473	25,820,861	345,340,712
Reinvestment of distributions	—	123,078	—	1,170,251
Cost of shares redeemed	(5,630,020)	(4,587,731)	(49,439,358)	(29,841,979)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(739,437)	76,640,820	(23,618,497)	316,668,984
Total increase/(decrease) in net assets	(4,461,201)	59,251,174	(41,358,347)	274,896,580
Net Assets:
Beginning of year/period	59,251,174	—	274,896,580	—
End of year/period	$54,789,973	$59,251,174	$233,538,233	$274,896,580
Share Activity:
Shares Sold	669,625	8,306,644	3,067,692	34,494,824
Shares Reinvested	—	12,901	—	115,981
Shares Redeemed	(754,969)	(530,619)	(5,902,084)	(3,131,510)
Net increase/(decrease) in shares of beneficial interest outstanding	(85,344)	7,788,926	(2,834,392)	31,479,295

*	Commencement of operations and trading was October 29, 2021.

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG JP Morgan® Tactical Aggressive Strategy Fund		PFG JP Morgan® Tactical Moderate Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2022	April 30,	October 31, 2022	April 30,
	(Unaudited)	2022	(Unaudited)	2022
Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$(331,908)	$2,199,501	$504,340	$1,419,051
Distributions received from underlying investment companies	634,871	5,741,489	422,412	1,935,577
Net realized gain/(loss) on investments	(17,095,087)	15,024,275	(14,429,883)	14,200,915
Net change in unrealized depreciation on investments	(5,974,074)	(47,280,653)	(1,326,673)	(34,830,389)
Net decrease in net assets resulting from operations	(22,766,198)	(24,315,388)	(14,829,804)	(17,274,846)
From Distributions to Shareholders:
Total Distributions Paid	—	(14,135,073)	—	(13,499,368)
From Shares of Beneficial Interest:
Proceeds from shares sold	26,245,721	183,173,026	21,130,117	140,261,262
Reinvestment of distributions	—	14,128,887	—	13,494,083
Cost of shares redeemed	(35,032,828)	(46,935,556)	(37,331,227)	(100,445,645)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(8,787,107)	150,366,357	(16,201,110)	53,309,700
Total increase/(decrease) in net assets	(31,553,305)	111,915,896	(31,030,914)	22,535,486
Net Assets:
Beginning of year/period	249,759,073	137,843,177	190,631,481	168,095,995
End of year/period	$218,205,768	$249,759,073	$159,600,567	$190,631,481
Share Activity:
Shares Sold	2,367,017	13,285,477	2,107,430	11,317,882
Shares Reinvested	—	1,055,971	—	1,141,632
Shares Redeemed	(3,142,237)	(3,597,356)	(3,716,788)	(8,237,780)
Net increase/(decrease) in shares of beneficial interest outstanding	(775,220)	10,744,092	(1,609,358)	4,221,734

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG Meeder Tactical Strategy Fund		PFG MFS® Aggressive Growth Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2022	April 30,	October 31, 2022	April 30,
	(Unaudited)	2022	(Unaudited)	2022
Increase/(Decrease) in Net Assets
From Operations:
Net investment income/(loss)	$(828,846)	$631,294	$(666,323)	$(646,376)
Distributions received from underlying investment companies	—	4,642,862	—	2,003,701
Net realized gain/(loss) on investments	(117,382)	13,156,195	1,924,807	35,596,702
Net change in unrealized depreciation on investments	(4,348,304)	(27,391,581)	(8,679,613)	(35,871,201)
Net increase/(decrease) in net assets resulting from operations	(5,294,532)	(8,961,230)	(7,421,129)	1,082,826
From Distributions to Shareholders:
Total Distributions Paid	—	(2,652,537)	—	(15,781,776)
From Shares of Beneficial Interest:
Proceeds from shares sold	11,119,548	73,864,402	8,478,306	48,838,826
Reinvestment of distributions	—	2,651,619	—	15,777,173
Cost of shares redeemed	(17,412,503)	(51,942,971)	(15,014,636)	(130,811,297)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(6,292,955)	24,573,050	(6,536,330)	(66,195,298)
Total increase/(decrease) in net assets	(11,587,487)	12,959,283	(13,957,459)	(80,894,248)
Net Assets:
Beginning of year/period	119,008,896	106,049,613	88,076,382	168,970,630
End of year/period	$107,421,409	$119,008,896	$74,118,923	$88,076,382
Share Activity:
Shares Sold	1,098,009	6,297,225	869,661	3,800,231
Shares Reinvested	—	227,412	—	1,333,658
Shares Redeemed	(1,723,707)	(4,477,418)	(1,550,386)	(9,370,069)
Net increase/(decrease) in shares of beneficial interest outstanding	(625,698)	2,047,219	(680,725)	(4,236,180)

See accompanying notes to financial statements.

The Pacific Financial Funds

Statements of Changes in Net Assets (Continued)

	PFG Tactical Income Strategy Fund
	Six Months Ended	Year Ended
	October 31, 2022	April 30,
	(Unaudited)	2022
Increase/(Decrease) in Net Assets
From Operations:
Net investment income	$236,201	$769,885
Distributions received from underlying investment companies	—	1,347,316
Net realized gain/(loss) on investments	(7,878,925)	10,510,231
Net change in unrealized appreciation/(depreciation) on investments	446,001	(21,516,036)
Net decrease in net assets resulting from operations	(7,196,723)	(8,888,604)
From Distributions to Shareholders:
Total Distributions Paid	—	(13,973,607)
From Shares of Beneficial Interest:
Proceeds from shares sold	22,043,410	56,228,567
Reinvestment of distributions	—	13,968,243
Cost of shares redeemed	(28,808,067)	(45,945,319)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(6,764,657)	24,251,491
Total increase/(decrease) in net assets	(13,961,380)	1,389,280
Net Assets:
Beginning of year/period	117,927,675	116,538,395
End of year/period	$103,966,295	$117,927,675
Share Activity:
Shares Sold	2,483,751	5,252,813
Shares Reinvested	—	1,380,261
Shares Redeemed	(3,246,869)	(4,165,031)
Net increase/(decrease) in shares of beneficial interest outstanding	(763,118)	2,468,043

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Active Core Bond Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	October 31, 2022		April 30,	April 30,	April 30,		April 30,		April 30,
	(Unaudited)		2022	2021	2020		2019		2018*

Net asset value, beginning of year/period	$8.91		$10.15	$9.98	$9.95		$9.77		$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.09		0.07	0.18	0.19		0.15		0.02
Net realized and unrealized gain/(loss) on investments	(0.76)		(0.95)	0.27	0.07		0.12		(0.23)

Total income/(loss) from investment operations	(0.67)		(0.88)	0.45	0.26		0.27		(0.21)
Less distributions from:
Net investment income	—		(0.08)	(0.19)	(0.20)		(0.09)		(0.02)
Net realized gain	—		(0.28)	(0.09)	(0.03)		(0.00	)(7)	—
Return of capital	—		—	—	(0.00	)(7)	—		—
Total distributions from net investment income, net realized gains and return of capital	—		(0.36)	(0.28)	(0.23)		(0.09)		(0.02)

Net asset value, end of year/period	$8.24		$8.91	$10.15	$9.98		$9.95		$9.77
Total return (3)	(7.52)%		(9.00)%	4.43%	2.59%		2.78%		(2.12)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$107,931		$141,259	$169,153	$121,205		$68,594		$54,225
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.05%	2.12%		1.98%		2.67	% (5)
Ratio of net investment income to average net assets (2,4)	1.95	% (5)	0.71%	1.78%	1.92%		1.50%		0.41	% (5)
Portfolio turnover rate	17	% (6)	53%	64%	89%		38%		43	% (6)

*	PFG Active Core Bond Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Conservative Income Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2022		April 30,	April 30,
	(Unaudited)		2022	2021*

Net asset value, beginning of year/period	$9.81		$10.42	$10.00
Income/(loss) from investment operations:
Net investment income/(loss)(1,2)	0.03		(0.03)	0.09
Net realized and unrealized gain/(loss) on investments	(0.60)		(0.43)	0.50

Total income/(loss) from investment operations	(0.57)		(0.46)	0.59
Less distributions from:
Net investment income	—		—	(0.11)
Net realized gain	—		(0.15)	(0.06)
Total distributions from net investment income and net realized gains	—		(0.15)	(0.17)
Net asset value, end of year/period	$9.24		$9.81	$10.42
Total return (3)	(5.81)%		(4.55)%	5.89%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$200,425		$204,525	$194,943
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.05	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	0.57	% (5)	(0.28)%	0.86	% (5)
Portfolio turnover rate	20	% (6)	34%	52	% (6)

*	PFG American Funds® Conservative Income Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG American Funds® Growth Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2022		April 30,	April 30,
	(Unaudited)		2022	2021*

Net asset value, beginning of year/period	$11.53		$14.25	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.10)		(0.23)	(0.16)
Net realized and unrealized gain/(loss) on investments	(1.01)		(1.76)	4.72

Total income/(loss) from investment operations	(1.11)		(1.99)	4.56
Less distributions from:
Net realized gain	—		(0.73)	(0.31)
Net asset value, end of year/period	$10.42		$11.53	$14.25
Total return (3)	(9.63)%		(15.06)%	45.89%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$519,092		$562,425	$769,747
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.05	% (5)
Ratio of net investment loss to average net assets (2,4)	(1.76	)% (5)	(1.61)%	(1.31	)% (5)
Portfolio turnover rate	6	% (6)	25%	33	% (6)

*	PFG American Funds® Growth Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BNY Mellon Diversifier Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2022		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2022	2021	2020	2019	2018*

Net asset value, beginning of year/period	$10.05		$10.79	$9.63	$9.64	$9.67	$10.00
Income/(loss) from investment operations:
Net investment income/(loss)(1,2)	(0.01)		0.07	0.01	0.07	0.14	0.02
Net realized and unrealized gain/(loss) on investments	(0.65)		(0.44)	1.16	0.07	(0.09)	(0.30)

Total income/(loss) from investment operations	(0.66)		(0.37)	1.17	0.14	0.05	(0.28)
Less distributions from:
Net investment income	—		—	(0.01)	(0.13)	(0.08)	(0.05)
Net realized gain	—		(0.37)	—	—	—	—
Return of capital	—		—	—	(0.02)	—	—
Total distributions from net investment income, net realized gains and return of capital	—		(0.37)	(0.01)	(0.15)	(0.08)	(0.05)
Net asset value, end of year/period	$9.39		$10.05	$10.79	$9.63	$9.64	$9.67
Total return (3)	(6.57)%		(3.64)%	12.14%	1.40%	0.60%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$138,863		$161,793	$124,937	$70,829	$61,653	$58,744
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.05%	2.19%	2.09%	2.44	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	(0.24	)% (5)	0.65%	0.10%	0.67%	1.49%	0.50	% (5)
Portfolio turnover rate	21	% (6)	19%	67%	22%	203%	1	% (6)

*	PFG BNY Mellon Diversifier Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG BR Equity ESG Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2022		April 30,	April 30,
	(Unaudited)		2022	2021*

Net asset value, beginning of year/period	$11.38		$13.86	$10.00
Income/(Loss) from investment operations:
Net investment loss (1,2)	(0.01)		(0.07)	(0.08)
Net realized and unrealized gain/(loss) on investments	(1.04)		(0.99)	4.26

Total income/(loss) from investment operations	(1.05)		(1.06)	4.18
Less distributions from:
Net realized gain	—		(1.42)	(0.32)
Net asset value, end of year/period	$10.33		$11.38	$13.86
Total return (3)	(9.23)%		(9.29)%	42.12%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$193,481		$217,232	$136,925
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.05	% (5)
Ratio of net investment loss to average net assets (2,4)	(0.14	)% (5)	(0.53)%	(0.66	)% (5)
Portfolio turnover rate	28	% (6)	48%	52	% (6)
Portfolio turnover rate	28	% (6)	48%	52	% (6)

*	PFG BR Equity ESG Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Bond ESG Strategy Fund

Selected data based on a share outstanding throughout each period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2022	April 30,
	(Unaudited)	2022*

Net asset value, beginning of period	$9.00	$10.00
Loss from investment operations:
Net investment income/(loss)(1,2)	0.01	(0.01)
Net realized and unrealized loss on investments	(0.67)	(0.99)

Total loss from investment operations	(0.66)	(1.00)

Net asset value, end of period	$8.34	$9.00
Total return (3)	(7.33)%	(10.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$13,865	$6,877
Ratio of expenses to average net assets (4,5)	2.05%	2.06%
Ratio of net investment income/(loss) to average net assets (2,4,5)	0.33%	(0.25)%
Portfolio turnover rate (6)	13%	6%

*	PFG Fidelity Institutional AM® Bond ESG Strategy Fund commenced operations and trading on October 29, 2021.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Index Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2022		April 30,	April 30,
	(Unaudited)		2022	2021*

Net asset value, beginning of year/period	$12.59		$14.12	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.06)		(0.05)	(0.05)
Net realized and unrealized gain/(loss) on investments	(1.00)		(0.75)	4.49

Total income/(loss) from investment operations	(1.06)		(0.80)	4.44
Less distributions from:
Net investment income	—		(0.02)	(0.02)
Net realized gain	—		(0.71)	(0.30)
Total distributions from net investment income, net realized gains and return of capital	—		(0.73)	(0.32)
Net asset value, end of year/period	$11.53		$12.59	$14.12
Total return (3)	(8.42)%		(6.37)%	44.72%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$146,130		$132,819	$142,663
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.05	% (5)
Ratio of net investment loss to average net assets (2,4)	(1.02	)% (5)	(0.36)%	(0.38	)% (5)
Portfolio turnover rate	5	% (6)	16%	30	% (6)

*	PFG Fidelity Institutional AM® Equity Index Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2022		April 30,	April 30,
	(Unaudited)		2022	2021*

Net asset value, beginning of year/period	$12.38		$12.88	$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.04)		(0.03)	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.06)		0.47	3.54

Total income/(loss) from investment operations	(0.10)		0.44	3.53
Less distributions from:
Net investment income	—		(0.02)	(0.04)
Net realized gain	—		(0.92)	(0.61)
Total distributions from net investment income and net realized gains	—		(0.94)	(0.65)
Net asset value, end of year/period	$12.28		$12.38	$12.88
Total return (3)	(0.81)%		2.58%	35.91%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$236,657		$224,395	$138,652
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.05	% (5)
Ratio of net investment loss to average net assets (2,4)	(0.71	)% (5)	(0.25)%	(0.08	)% (5)
Portfolio turnover rate	55	% (6)	70%	189	% (6)

*	PFG Fidelity Institutional AM® Equity Sector Strategy Fund commenced operations and trading on May 2, 2020.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Invesco® Thematic ESG Strategy Fund

Selected data based on a share outstanding throughout each period indicated.

	Class R Shares
	Six Months Ended	Period Ended
	October 31, 2022	April 30,
	(Unaudited)	2022*

Net asset value, beginning of period	$7.61	$10.00
Loss from investment operations:
Net investment loss (1,2)	(0.04)	(0.04)
Net realized and unrealized loss on investments	(0.46)	(2.33)

Total loss from investment operations	(0.50)	(2.37)
Less distributions from:
Net investment income	—	(0.02)
Net asset value, end of period	$7.11	$7.61
Total return (3)	(6.57)%	(23.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$54,790	$59,251
Ratio of expenses to average net assets (4,5)	2.05%	2.05%
Ratio of net investment loss to average net assets (2,4,5)	(0.98)%	(0.82)%
Portoflio turnover rate (6)	10%	7%

*	PFG Invesco® Thematic ESG Strategy Fund commenced operations and trading on October 29, 2021.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Janus Henderson® Balanced Strategy Fund

Selected data based on a share outstanding throughout each period indicated.

	Class R Shares
	Six Months Ended		Period Ended
	October 31, 2022		April 30,
	(Unaudited)		2022*

Net asset value, beginning of period	$8.73		$10.00
Loss from investment operations:
Net investment loss (1,2)	(0.02)		(0.00	) (7)
Net realized and unrealized loss on investments	(0.56)		(1.23)

Total loss from investment operations	(0.58)		(1.23)
Less distributions from:
Net investment loss	—		(0.04)
Total distributions from net investment income and net realized gains	—		(0.04)
Net asset value, end of period	$8.15		$8.73
Total return (3)	(6.64)%		(12.37)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$233,538		$274,897
Ratio of expenses to average net assets (4,5)	2.05	% (5)	2.05%
Ratio of net investment loss to average net assets (2,4,5)	(0.51	)% (5)	(0.01)%
Portoflio turnover rate (6)	11	% (6)	4%

*	PFG Janus Henderson® Balanced Strategy Fund commenced operations and trading on October 29, 2021.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Aggressive Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	October 31, 2022		April 30,	April 30,	April 30,	April 30,		April 30,
	(Unaudited)		2022	2021	2020	2019		2018*

Net asset value, beginning of year/period	$11.80		$13.22	$8.95	$9.98	$9.97		$10.00
Income/(loss) from investment operations:
Net investment income/(loss)(1,2)	(0.02)		0.14	(0.04)	0.01	(0.04)		(0.09)
Net realized and unrealized gain/(loss) on investments	(1.08)		(0.87)	4.31	(1.04)	0.34		0.06	(3)

Total income/(loss) from investment operations	(1.10)		(0.73)	4.27	(1.03)	0.30		(0.03)
Less distributions from:
Net investment income	—		(0.16)	—	—	—
Net realized gain	—		(0.53)	—	—	(0.25)		—
Return of capital	—		—	—	—	(0.04)		—
Total distributions from net realized gains and return of capital	—		(0.69)	—	—	(0.29)		—
Net asset value, end of year/period	$10.70		$11.80	$13.22	$8.95	$9.98		$9.97
Total return (4)	(9.32)%		(6.17)%	47.71%	(10.32)%	3.40	% (8)	(0.30)%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$218,206		$249,759	$137,843	$71,413	$89,498		$86,033
Ratio of expenses to average net assets (5)	2.05	% (6)	2.05%	2.05%	2.14%	2.03%		2.34	% (6)
Ratio of net investment income/(loss) to average net assets (2,5)	(0.28	)% (6)	1.03%	(0.39)%	0.07%	(0.40)%		(2.22	)% (6)
Portfolio turnover rate	68	% (7)	57%	42%	39%	116%		38	% (7)

*	PFG JP Morgan® Tactical Aggressive Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	For the year ended April 30, 2019, the Fund received a reimbursement from affiliates. This reimbursement had no impact on the Fund’s total return.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG JP Morgan® Tactical Moderate Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	October 31, 2022		April 30,	April 30,	April 30,	April 30,		April 30,
	(Unaudited)		2022	2021	2020	2019		2018*

Net asset value, beginning of year/period	$10.52		$12.10	$9.32	$9.96	$9.80		$10.00
Income/(loss) from investment operations:
Net investment income/(loss)(1,2)	0.03		0.09	0.02	0.06	(0.02)		(0.01)
Net realized and unrealized gain/(loss) on investments	(0.88)		(0.91)	2.80	(0.65)	0.18		(0.19)

Total income/(loss) from investment operations	(0.85)		(0.82)	2.82	(0.59)	0.16		(0.20)
Less distributions from:
Net investment income	—		(0.10)	(0.04)	(0.05)	(0.00	) (7)	—
Net realized gain	—		(0.66)	—	—	—		—
Total distributions from net investment income and return of capital	—		(0.76)	(0.04)	(0.05)	—		—
Net asset value, end of year/period	$9.67		$10.52	$12.10	$9.32	$9.96		$9.80
Total return (3)	(8.08)%		(7.49)%	30.29%	(6.00)%	1.68%		2.00%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$159,601		$190,631	$168,096	$138,740	$148,742		$153,858
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.05%	2.09%	2.06%		2.26	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	0.56	% (5)	0.74%	0.22%	0.56%	(0.16)%		0.80	% (5)
Portfolio turnover rate	66	% (6)	76%	58%	60%	112%		0	% (6)

*	PFG JP Morgan® Tactical Moderate Strategy Fund commenced operations and trading on March 15, 2018.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.005.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Meeder Tactical Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2022		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2022	2021	2020	2019	2018*

Net asset value, beginning of year/period	$10.44		$11.34	$9.23	$9.93	$9.83	$10.00
Income/(loss) from investment operations:
Net investment income/(loss)(1,2)	(0.07)		0.06	(0.10)	(0.11)	(0.03)	(0.05)
Net realized and unrealized gain/(loss) on investments	(0.40)		(0.73)	2.32	(0.57)	0.15	(0.11)

Total income/(loss) from investment operations	(0.47)		(0.67)	2.22	(0.68)	0.12	(0.16)
Less distributions from:
Net investment income	—		—	—	—	(0.02)	(0.01)
Net realized gain	—		(0.23)	(0.11)	(0.02)	—	—
Total distributions from net investment income and net realized gains	—		(0.23)	(0.11)	(0.02)	(0.02)	(0.01)
Net asset value, end of year/period	$9.97		$10.44	$11.34	$9.23	$9.93	$9.83
Total return (3)	(4.50)%		(6.09)%	24.09%	(6.91)%	1.20%	1.57%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$107,421		$119,009	$106,050	$96,604	$103,481	$100,881
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.05%	2.09%	2.04%	2.28	% (5)
Ratio of net investment income/(loss) to average net assets (2,4)	(1.46	)% (5)	0.53%	(0.98)%	(1.07)%	(0.27)%	(1.25	)% (5)
Portfolio turnover rate	5	% (6)	67%	19%	18%	23%	8	% (6)

*	PFG Meeder Tactical Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG MFS® Aggressive Growth Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class R Shares
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Period Ended
	October 31, 2022		April 30,		April 30,	April 30,	April 30,		April 30,
	(Unaudited)		2022		2021	2020	2019		2018*

Net asset value, beginning of year/period	$10.32		$13.23		$9.64	$10.52	$9.97		$10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.08)		(0.06)		(0.14)	(0.04)	—		(0.01)
Net realized and unrealized gain/(loss) on investments	(0.81)		(0.39	)(7)	4.10	(0.68)	0.70		0.06

Total income/(loss) from investment operations	(0.89)		(0.45)		3.96	(0.72)	0.70		0.05
Less distributions from:
Net investment income	—		—		—	—	—		(0.08)
Net realized gain	—		(2.46)		(0.37)	(0.16)	(0.15)		—
Total distributions from net investment income and net realized gains	—		(2.46)		(0.37)	(0.16)	(0.15)		(0.08)
Net asset value, end of year/period	$9.43		$10.32		$13.23	$9.64	$10.52		$9.97
Total return (3)	(8.62)%		(5.81)%		41.39%	(7.10)%	7.34%		0.50%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$74,119		$88,076		$168,971	$118,933	$118,749		$113,953
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%		2.05%	2.09%	2.05%		2.23	% (5)
Ratio of net investment loss to average net assets (2,4)	(1.65	)% (5)	(0.50)%		(1.18)%	(0.34)%	0.00	% (8)	(0.37	)% (5)
Portfolio turnover rate	5	% (6)	30%		39%	7%	26%		0	% (6)

*	PFG MFS® Aggressive Growth Strategy Fund commenced operations on December 11, 2017 and commenced trading on December 14, 2017.

(1)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(8)	Amount represents less than 0.0050%

See accompanying notes to financial statements.

The Pacific Financial Funds
Financial Highlights
PFG Tactical Income Strategy Fund

Selected data based on a share outstanding throughout the year/period indicated.

	Class R Shares
	Six Months Ended		Year Ended	Period Ended
	October 31, 2022		April 30,	April 30,
	(Unaudited)		2022	2021*

Net asset value, beginning of year/period	$9.19		$11.24	$10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.02		0.07	0.17
Net realized and unrealized gain/(loss) on investments	(0.60)		(0.75)	1.39

Total income/(loss) from investment operations	(0.58)		(0.68)	1.56
Less distributions from:
Net investment income	—		(0.13)	(0.14)
Net realized gain	—		(1.24)	(0.18)
Total distributions from net investment income and net realized gains	—		(1.37)	(0.32)
Net asset value, end of year/period	$8.61		$9.19	$11.24
Total return (3)	(6.31)%		(7.18)%	15.69%
Ratios and Supplemental Data:
Net assets, end of year/period (in 000’s)	$103,966		$117,928	$116,538
Ratio of expenses to average net assets (4)	2.05	% (5)	2.05%	2.05	% (5)
Ratio of net investment income to average net assets (2,4)	0.41	% (5)	0.66%	1.59	% (5)
Portfolio turnover rate	37	% (6)	104%	70	% (6)

*	PFG Tactical Income Strategy Fund commenced operations and trading on May 1, 2020.

(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2022

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of fifteen different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund currently offers Class R shares. The Funds and their primary investment objective, as of April 30, 2022, is as follows:

Fund	Primary Objective
PFG Active Core Bond Strategy Fund	Income
PFG American Funds® Conservative Income Strategy Fund	Current Income
PFG American Funds® Growth Strategy Fund	Growth of capital
PFG BNY Mellon Diversifier Strategy Fund	Income with a secondary objective of capital appreciation
PFG BR Equity ESG Strategy Fund	Growth of capital
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	Current income
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Total return
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Growth of capital
PFG Invesco® Thematic ESG Strategy Fund	Aggressive growth
PFG Janus Henderson® Balanced Strategy Fund	Capital appreciation with a secondary objective of income
PFG JP Morgan® Tactical Aggressive Strategy Fund	Aggressive growth
PFG JP Morgan® Tactical Moderate Strategy Fund	Capital appreciation with a secondary objective of income
PFG Meeder Tactical Strategy Fund	Capital appreciation
PFG MFS® Aggressive Growth Strategy Fund	Aggressive growth
PFG Tactical Income Strategy Fund	Current income

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2022 for each Fund’s investments measured at fair value:

PFG Active Core Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$107,264,007	$—	$—	$107,264,007
Short-Term Investment	515,986	—	—	515,986
Total	$107,779,993	$—	$—	$107,779,993

PFG American Funds® Conservative Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$199,701,701	$—	$—	$199,701,701
Short-Term Investment	854,927	—	—	854,927
Total	$200,556,628	$—	$—	$200,556,628

PFG American Funds® Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$518,050,844	$—	$—	$518,050,844
Short-Term Investment	2,076,954	—	—	2,076,954
Total	$520,127,798	$—	$—	$520,127,798

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

PFG BNY Mellon Diversifier Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$69,007,890	$69,448,273	$—	$138,456,163
Short-Term Investment	420,822	—	—	420,822
Total	$69,428,712	$69,448,273	$—	$138,876,985

PFG BR Equity ESG Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$193,172,444	$—	$—	$193,172,444
Short-Term Investment	688,733	—	—	688,733
Total	$193,861,177	$—	$—	$193,861,177

PFG Fidelity Institutional AM® Bond ESG Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,925,101	$—	$—	$1,925,101
Open End Funds	11,254,941	—	—	11,254,941
Short-Term Investment	646,301	—	—	646,301
Total	$13,826,343	$—	$—	$13,826,343

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$145,495,876	$—	$—	$145,495,876
Short-Term Investment	877,794	—	—	877,794
Total	$146,373,670	$—	$—	$146,373,670

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$126,231,954	$—	$—	$126,231,954
Open End Funds	109,596,859	—	—	109,596,859
Short-Term Investment	1,133,562	—	—	1,133,562
Total	$236,962,375	$—	$—	$236,962,375

PFG Invesco® Thematic ESG Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$54,557,921	$—	$—	$54,557,921
Short-Term Investment	303,293	—	—	303,293
Total	$54,861,214	$—	$—	$54,861,214

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

PFG Janus Henderson® Balanced Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,691,565	$—	$—	$22,691,565
Open End Funds	210,426,852	—	—	210,426,852
Short-Term Investment	2,817,208	—	—	2,817,208
Total	$235,935,625	$—	$—	$235,935,625

PFG JP Morgan® Tactical Aggressive Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$101,652,593	$—	$—	$101,652,593
Open End Funds	115,904,275	—	—	115,904,275
Short-Term Investment	1,078,219	—	—	1,078,219
Total	$218,635,087	$—	$—	$218,635,087

PFG JP Morgan® Tactical Moderate Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,816,529	$—	$—	$48,816,529
Open End Funds	110,404,229	—	—	110,404,229
Short-Term Investment	281,562	—	—	281,562
Total	$159,502,320	$—	$—	$159,502,320

PFG Meeder Tactical Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$107,239,633	$—	$—	$107,239,633
Short-Term Investment	314,563	—	—	314,563
Total	$107,554,196	$—	$—	$107,554,196

PFG MFS® Aggressive Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$10,830,638	$—	$—	$10,830,638
Open End Funds	63,143,125	—	—	63,143,125
Short-Term Investment	319,745	—	—	319,745
Total	$74,293,508	$—	$—	$74,293,508

PFG Tactical Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,094,135	$—	$—	$13,094,135
Open End Funds	90,437,879	—	—	90,437,879
Short-Term Investment	554,089	—	—	554,089
Total	$104,086,103	$—	$—	$104,086,103

*	Refer to the Portfolios of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions, taken on returns filed for open tax years ended April 30, 2019 through April 30, 2021, or expected to be taken in the Funds’ April 30, 2022 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the six months ended October 31, 2022, the Funds did not have any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2022, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
PFG Active Core Bond Strategy Fund	$20,501,473	$42,849,162
PFG American Funds® Conservative Income Strategy Fund	49,860,819	41,014,777
PFG American Funds® Growth Strategy Fund	45,915,497	29,743,804
PFG BNY Mellon Diversifier Strategy Fund	32,855,075	46,014,895
PFG BR Equity ESG Strategy Fund	56,890,491	60,147,531
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	8,235,949	1,139,897
PFG Fidelity Institutional AM® Equity Index Strategy Fund	32,651,096	7,195,909
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	138,695,264	124,943,930
PFG Invesco® Thematic ESG Strategy Fund	5,781,290	6,928,162
PFG Janus Henderson® Balanced Strategy Fund	27,150,847	50,979,832
PFG JP Morgan® Tactical Aggressive Strategy Fund	158,034,132	166,503,346
PFG JP Morgan® Tactical Moderate Strategy Fund	115,939,465	130,238,900
PFG Meeder Tactical Strategy Fund	5,115,000	12,427,700
PFG MFS® Aggressive Growth Strategy Fund	4,314,470	10,924,365
PFG Tactical Income Strategy Fund	42,770,992	49,484,695

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets.

For the six months ended October 31, 2022, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
PFG Active Core Bond Strategy Fund	$763,313
PFG American Funds® Conservative Income Strategy Fund	1,270,953
PFG American Funds® Growth Strategy Fund	3,347,854
PFG BNY Mellon Diversifier Strategy Fund	978,263
PFG BR Equity ESG Strategy Fund	1,285,833
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	55,347
PFG Fidelity Institutional AM® Equity Index Strategy Fund	863,658
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	1,428,860
PFG Invesco® Thematic ESG Strategy Fund	361,903
PFG Janus Henderson® Balanced Strategy Fund	1,620,640
PFG JP Morgan® Tactical Aggressive Strategy Fund	1,473,930
PFG JP Morgan® Tactical Moderate Strategy Fund	1,121,034
PFG Meeder Tactical Strategy Fund	708,842
PFG MFS® Aggressive Growth Strategy Fund	504,508
PFG Tactical Income Strategy Fund	728,122

Effective May 1, 2020, The Pacific Financial Group, Inc. (“TPFG), an affiliate of the Advisor, entered into an Administrative Services Agreement with the Trust (the “Administrative Services Agreement”). Under the terms of the Administrative Services Agreement, TPFG receives a fee from each Fund in an amount equal to 0.70% of the Fund’s average daily net assets. In exchange, TPFG is responsible to provide the following services and to pay for the following Fund expenses.

The Funds are used to construct Model Portfolios, consisting solely of the Funds, which are purchased by the Funds’ shareholders. The shareholders are investment management clients of TPFG and are typically introduced to TPFG by a Financial Intermediary. In most, but not all, instances, the shareholders are participants in a retirement plan, regulated by ERISA or by Internal Revenue Code, and the shareholders invest in the Model Portfolios through a self-directed brokerage account (“SDBA”) or a similar type of account made available by the retirement plan.

Among the services provided to shareholders, by TPFG, under the Administrative Services Agreement, are: (i) assistance in opening an account in which the shareholder will invest in a Model Portfolio; (ii) providing resources that enable the Financial Intermediary to assist the shareholder, in identifying the shareholder’s investment objective and risk profile; (iii) educating, and responding to questions from, shareholders, or from Financial Intermediaries acting on behalf of a shareholder, about the Funds and the Model Portfolios; (iv) trading Model Portfolios on behalf of shareholders, and reconciling those trades, typically with the custodian of a retirement plan; (v) maintaining records of investments in Model Portfolios, the performance of Model Portfolios, and contributions to, and withdrawals from, Model Portfolios, for shareholders and for their Financial Intermediaries; and (vi) assisting in account maintenance, account closings, and account transfers, for shareholders. All of these services are in addition to the services provided by other Fund Service Providers.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

In addition to providing services, TPFG is responsible to make the following payments, on behalf of the Funds: (a) the fees and certain expenses incurred in connection with the provision of Fund Administration, Fund Accounting and Fund Transfer Agent Services; (b) the fees and certain expenses of the Funds’ Custodian; (c) the fees charged by retirement plan or other custodians that maintain SDBAs or other brokerage accounts for Fund shareholders; (d) the charges and expenses of legal counsel and independent accountants for the Funds; (e) the fees and expenses of Trustees who are not affiliated persons of the Advisor or Distributor; (f) the fees of the Funds’ participation in any trade association of which the Trust may be a member; (g) the cost of fidelity and liability insurance; (h) the fees and expenses involved in maintaining registration of the Fund and of the Funds’ shares with the SEC, maintaining qualification of the Funds’ shares under state securities laws, and the preparation and printing of the Fund’s registration statements and prospectuses for such purposes; (i) expenses of shareholders and Trustees’ meetings; and (j) expenses of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to shareholders (collectively, “Fund Operating Expenses”).

Under the Administrative Services Agreement, Fund Operating Expenses do not include (i) advertising, promotion and other expenses incurred in connection with the sale or distribution of the Funds’ shares (including expenses that the Funds are authorized to pay pursuant to Rule 12b-1); (ii) brokerage fees and commissions; (iii) taxes; (iv) borrowing costs; (iv) fees and expenses of investment companies acquired by a Fund; (v) advisory fees payable to the Funds’ Advisor; and (vi) extraordinary or non-recurring expenses, such as litigation and indemnification expenses. TPFG’s role with respect to paying Fund Operating Expenses shall be as the paying agent, without responsibility (under the Administrative Services Agreement) for the manner of performance by the Funds’ service providers.

The Administrative Services Agreement will continue in effect for one (1) year and thereafter shall continue from year to year provided such continuance is approved at least annually by a vote of the majority of the Trustees. The Servicing Administration Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the TPFG, or by holders of a majority of that Trust’s outstanding shares.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate up to 0.25% of its average daily net assets.

Northern Lights Fund Distributors, LLC, the Fund’s distributor (“Distributor”), and other entities are paid under the Plan for services provided and the expenses borne by the Distributor and others, such as custodial platform providers and retirement plan administrators (“Platforms”), in the distribution of Fund shares and in the servicing of Fund shareholders. For the Distributor, such services and expenses include overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. For Platforms, the Plan permits the payment of fees charged by Platforms for distribution services provided in connection with Fund shares and custodial, recordkeeping and other services provided to Fund shareholders.

For financial intermediaries, such as brokers, investment advisers, financial planners, banks, insurance companies and others, including their respective representatives (collectively, “Financial Intermediaries”), Plan fees may be used for payment of shareholder services, such as shareholder account administrative services, and marketing support, which may include access to, or financial support for, sales meetings; access to sales representatives and Financial Intermediary management representatives; inclusion of the Funds on a sales list, including a preferred or select sales list; printing and distribution of sales literature and advertising materials; or participation in other sales programs . If you work with a Financial Intermediary in investing in the Funds, the Financial Intermediary may receive 12b-1 fees from the Distributor, for the marketing support and shareholder services provided by the Financial Intermediary.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

Each Fund is currently accruing 0.10% of its average daily net assets under the plan. For the six months ended October 31, 2022, pursuant to the Plan, the Funds accrued the following fees:

Fund	12b-1 Fee
PFG Active Core Bond Strategy Fund	$61,066
PFG American Funds® Conservative Income Strategy Fund	101,677
PFG American Funds® Growth Strategy Fund	267,831
PFG BNY Mellon Diversifier Strategy Fund	78,262
PFG BR Equity ESG Strategy Fund	102,868
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	4,428
PFG Fidelity Institutional AM® Equity Index Strategy Fund	69,093
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	114,310
PFG Invesco® Thematic ESG Strategy Fund	28,953
PFG Janus Henderson® Balanced Strategy Fund	129,652
PFG JP Morgan® Tactical Aggressive Strategy Fund	117,916
PFG JP Morgan® Tactical Moderate Strategy Fund	89,684
PFG Meeder Tactical Strategy Fund	56,708
PFG MFS® Aggressive Growth Strategy Fund	40,361
PFG Tactical Income Strategy Fund	58,263

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with UFS, TPFG pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from TPFG.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the management services for the Funds on an ad-hoc basis. TPFG.

Distributor, provides EDGAR conversion and filing services as well as print For the provision of these services, BluGiant receives customary fees from

During the year ended April 30, 2022, certain Funds received payments from the Advisor for previously received soft dollar payments.

These reimbursements were as follows:

Fund	Reimbursement
PFG BNY Mellon Diversifier Strategy Fund	$3,128
PFG BR Equity ESG Strategy Fund	11,971
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	45
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	17,774
PFG Invesco® Thematic ESG Strategy Fund	3,833
PFG Janus Henderson® Balanced Strategy Fund	1,494
PFG JP Morgan® Tactical Aggressive Strategy Fund	18,551
PFG JP Morgan® Tactical Moderate Strategy Fund	39,289
PFG MFS® Aggressive Growth Strategy Fund	6,692
PFG Tactical Income Strategy Fund	5,449

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the six months ended October 31, 2022 with affiliated companies are as follows:

PFG BNY Mellon Diversifier Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Depreciation	Period
05580W841	BNY Mellon Core Plus Fund	$59,312,227	$24,035,000	$8,351,000	$(1,043,943)	$(4,944,394)	$69,007,890

PFG BR Equity ESG Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Depreciation	Period
46436E759	iShares ESG Advanced MSCI EAFE ETF	$22,048,872	$876,993	$506,374	$(204,357)	$(2,783,883)	$19,431,251
46436E767	iShares ESG Advanced MSCI USA ETF	46,416,702	2,283,867	11,421,768	(1,699,502)	(1,881,990)	33,697,309

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Depreciation	Period
316092881	Fidelity MSCI Materials Index ETF	$27,621,494	$10,636,575	$8,903,394	$932,699	$(4,183,010)	$26,104,364

PFG Janus Henderson® Balanced Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Appreciation	Period
47103U100	Janus Henderson Small Cap Growth Alpha ETF	$7,971,195	$2,814,729	$4,559,440	$(1,958,656)	$1,565,386	$5,833,214
47103U209	Janus Henderson Small/Mid Cap Growth Alpha ETF	8,088,105	2,738,867	1,163,369	(357,469)	83,027	9,389,161

PFG JP Morgan® Tactical Aggressive Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Depreciation	Period
46641Q753	JPMorgan US Value Factor ETF	$13,171,731	$11,721,480	$2,039,929	$486,448	$(1,321,506)	$22,018,224

PFG Meeder Tactical Strategy Fund

						Change in
		Value-Beginning of			Net Realized	Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	Depreciation	Period
58510R762	Meeder Dynamic Allocation Fund	$19,669,052	$2,585,000	$3,060,000	$(1,060,354)	$(58,390)	$18,075,308
58510R788	Meeder Muirfield Fund	66,795,513	1,825,000	6,466,700	915,230	(2,759,708)	60,309,335
58510R655	Meeder Spectrum Fund	11,946,581	120,000	905,000	27,679	(419,440)	10,769,820

PFG Tactical Income Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Appreciation	Period
47103Y649	Janus Henderson Asia Equity Fund	$6,637,564	$1,470,174	$4,149,875	$(2,013,756)	$691,932	$2,636,039

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2022, were as follows:

				Net
		Gross	Gross	Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
PFG Active Core Bond Strategy Fund	$124,093,880	$75,582	$(16,389,469)	$(16,313,887)
PFG American Funds® Conservative Income Strategy Fund	223,813,659	517,563	(23,774,594)	(23,257,031)
PFG American Funds® Growth Strategy Fund	646,829,020	—	(126,701,222)	(126,701,222)
PFG BNY Mellon Diversifier Strategy Fund	156,654,186	983,133	(18,760,334)	(17,777,201)
PFG BR Equity ESG Strategy Fund	230,580,299	83,523	(36,802,645)	(36,719,122)
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	15,067,675	—	(1,241,332)	(1,241,332)
PFG Fidelity Institutional AM® Equity Index Strategy Fund	134,836,412	13,691,407	(2,154,149)	11,537,258
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	241,766,707	6,579,271	(11,383,603)	(4,804,332)
PFG Invesco® Thematic ESG Strategy Fund	72,705,235	—	(17,844,021)	(17,844,021)
PFG Janus Henderson® Balanced Strategy Fund	291,632,967	—	(55,697,342)	(55,697,342)
PFG JP Morgan® Tactical Aggressive Strategy Fund	241,358,960	2,070,852	(24,794,725)	(22,723,873)
PFG JP Morgan® Tactical Moderate Strategy Fund	173,225,336	1,372,049	(15,095,065)	(13,723,016)
PFG Meeder Tactical Strategy Fund	123,600,923	122,173	(16,168,900)	(16,046,727)
PFG MFS® Aggressive Growth Strategy Fund	79,885,741	2,587,544	(7,179,777)	(4,592,233)
PFG Tactical Income Strategy Fund	116,216,246	—	(12,130,143)	(12,130,143)

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended April 30, 2022 and the fiscal year ended April 30, 2021 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2022	Income	Capital Gains	Capital	Total
PFG Active Core Bond Strategy Fund	$2,389,559	$2,034,455	$—	$4,424,014
PFG American Funds® Conservative Income Strategy Fund	2,208,736	1,116,031	—	3,324,767
PFG American Funds® Growth Strategy Fund	9,121,964	23,521,952	—	32,643,916
PFG BNY Mellon Diversifier Strategy Fund	1,002,777	4,588,204	—	5,590,981
PFG BR Equity ESG Strategy Fund	9,763,622	12,960,361	—	22,723,983
PFG Fidelity Institutional AM® Bond ESGStrategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	4,001,195	2,812,427	—	6,813,622
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	12,757,675	2,344,331	—	15,102,006
PFG Invesco® Thematic ESG Strategy Fund	123,094	—	—	123,094
PFG Janus Henderson® Balanced Strategy Fund	1,124,954	46,046	—	1,171,000
PFG JP Morgan® Tactical Aggressive Strategy Fund	3,496,799	10,638,274	—	14,135,073
PFG JP Morgan® Tactical Moderate Strategy Fund	4,927,831	8,571,537	—	13,499,368
PFG Meeder Tactical Strategy Fund	—	2,652,537	—	2,652,537
PFG MFS® Aggressive Growth Strategy Fund	—	15,781,776	—	15,781,776
PFG Tactical Income Strategy Fund	8,132,655	5,840,952	—	13,973,607

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2021	Income	Capital Gains	Capital	Total
PFG Active Core Bond Strategy Fund	$4,072,997	$1,369,472	—	$5,442,469
PFG American Funds® Conservative Income Strategy Fund	2,585,671	36,108	—	2,621,779
PFG American Funds® Growth Strategy Fund	11,930,414	2,043,677	—	13,974,091
PFG BNY Mellon Diversifier Strategy Fund	—	55,532	—	55,532
PFG BR Equity ESG Strategy Fund	3,193,939	—	—	3,193,939
PFG Fidelity Institutional AM® Bond ESGStrategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	3,367,881	6,337	—	3,374,218
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	6,835,862	—	—	6,835,862
PFG Invesco® Thematic ESG Strategy Fund	—	—	—	—
PFG Janus Henderson® Balanced Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	379,840	202,977	—	582,817
PFG Meeder Tactical Strategy Fund	—	1,089,533	—	1,089,533
PFG MFS® Aggressive Growth Strategy Fund	—	5,246,887	—	5,246,887
PFG Tactical Income Strategy Fund	2,739,989	—	—	2,739,989

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

As of April 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits
PFG Active Core Bond Strategy Fund	$54,789	$—	$(175,648)	$—	$—	$(13,149,095)	$(13,269,954)
PFG American Funds® Conservative Income Strategy	—	4,558,212	(280,610)	—	—	(12,255,791)	(7,978,189)
PFG American Funds® Growth Strategy Fund	—	87,714,334	(3,761,623)	—	—	(67,929,171)	16,023,540
PFG BNY Mellon Diversifier Strategy Fund	1,897,001	—	—	—	—	(7,318,212)	(5,421,211)
PFG BR Equity ESG Strategy Fund	35,875	1,382,574	(1,527,482)	—	—	(15,295,373)	(15,404,406)
PFG Fidelity Institutional AM® Bond ESGStrategy Fund	—	5,105	(4,901)	—	—	(603,020)	(602,816)
PFG Fidelity Institutional AM® Equity IndexStrategy Fun	—	6,446,805	(673,121)	—	—	24,319,760	30,093,444
PFG Fidelity Institutional AM® Equity SectorStrategy Fu	7,136,380	18,859,513	—	—	—	(11,680,949)	14,314,944
PFG Invesco® Thematic ESG Strategy Fund	—	—	(552,362)	—	—	(16,829,487)	(17,381,849)
PFG Janus Henderson® Balanced Strategy Fund	—	8,641,045	(1,113,556)	—	—	(49,299,893)	(41,772,404)
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	13,827,885	(1,297,298)	—	—	(16,749,799)	(4,219,212)
PFG JP Morgan® Tactical Moderate Strategy Fund	—	12,732,806	(2,718,761)	—	—	(12,396,343)	(2,382,298)
PFG Meeder Tactical Strategy Fund	—	16,513,090	—	—	—	(11,698,423)	4,814,667
PFG MFS® Aggressive Growth Strategy Fund	—	11,342,192	(541,101)	—	—	4,087,380	14,888,471
PFG Tactical Income Strategy Fund	—	871,398	(329,342)	—	—	(12,576,144)	(12,034,088)

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
PFG Active Core Bond Strategy Fund	$—
PFG American Funds® Conservative Income Strategy Fund	280,610
PFG American Funds® Growth Strategy Fund	3,761,623
PFG BNY Mellon Diversifier Strategy Fund	—
PFG BR Equity ESG Strategy Fund	1,055,460
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	4,901
PFG Fidelity Institutional AM® Equity Index Strategy Fund	673,121
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—
PFG Invesco® Thematic ESG Strategy Fund	373,794
PFG Janus Henderson® Balanced Strategy Fund	1,113,556
PFG JP Morgan® Tactical Aggressive Strategy Fund	1,297,298
PFG JP Morgan® Tactical Moderate Strategy Fund	442,488
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	541,101
PFG Tactical Income Strategy Fund	329,342

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
PFG Active Core Bond Strategy Fund	$175,648
PFG American Funds® Conservative Income Strategy Fund	—
PFG American Funds® Growth Strategy Fund	—
PFG BNY Mellon Diversifier Strategy Fund	—
PFG BR Equity ESG Strategy Fund	472,022
PFG Fidelity Institutional AM® Bond ESGStrategy Fund	—
PFG Fidelity Institutional AM® Equity IndexStrategy Fund	—
PFG Fidelity Institutional AM® Equity SectorStrategy Fund	—
PFG Invesco® Thematic ESG Strategy Fund	178,568
PFG Janus Henderson® Balanced Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	2,276,273
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	—
PFG Tactical Income Strategy Fund	—

During the fiscal year ended April 30, 2022, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, and use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended April 30, 2022 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
PFG Active Core Bond Strategy Fund	$—	$—
PFG American Funds® Conservative Income Strategy Fund	(302,804)	302,804
PFG American Funds® Growth Strategy Fund	25,019,413	(25,019,413)
PFG BNY Mellon Diversifier Strategy Fund	—	—
PFG BR Equity ESG Strategy Fund	—	—
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	(1,322)	1,322
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—
PFG Invesco® Thematic ESG Strategy Fund	(7,797)	7,797
PFG Janus Henderson® Balanced Strategy Fund	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	27	(27)
PFG Meeder Tactical Strategy Fund	(57,767)	57,767
PFG MFS® Aggressive Growth Strategy Fund	15,812,798	(15,812,798)
PFG Tactical Income Strategy Fund	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

8.	Foreign Tax Credit (Unaudited)

The PFG BNY Mellon Diversifier Strategy Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended April 30, 2022, were as follows:

For fiscal year ended
4/30/2022	Foreign Taxes Paid	Foreign Source Income
PFG BNY Mellon Diversifier Strategy Fund	$0.0019	$0.0474

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2022, beneficial ownership in excess of 25% for the Funds is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
PFG Active Core Bond Strategy Fund	NFS	51%
PFG American Funds® Conservative Income Strategy Fund	Charles Schwab & Co.	26%
	NFS	42%
PFG American Funds® Growth Strategy Fund	NFS	50%
PFG BNY Mellon Diversifier Strategy Fund	NFS	44%
PFG BR Equity ESG Strategy Fund	NFS	51%
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	NFS	49%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	NFS	50%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	NFS	49%
PFG Invesco® Thematic ESG Strategy Fund	NFS	51%

PFG Janus Henderson® Balanced Strategy Fund	NFS	44%
PFG JP Morgan® Tactical Aggressive Strategy Fund	NFS	54%
PFG JP Morgan® Tactical Moderate Strategy Fund	NFS	42%
	Pershing	28%
PFG Meeder Tactical Strategy Fund	NFS	44%
PFG MFS® Aggressive Growth Strategy Fund	NFS	50%
PFG Tactical Income Strategy Fund	NFS	39%
	Pershing	30%

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

10.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
PFG Active Core Bond Strategy Fund	PIMCO Income Fund	29.9%
	PIMCO Total Return Fund	38.7%
PFG BNY Mellon Diversifier Strategy Fund	BNY Mellon Global Real Return Fund	32.0%
	BNY Mellon Core Plus Fund	49.7%
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	Fidelity Sustainability Bond Index Fund	70.5%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Fidelity 500 Index Fund	56.5%
	Fidelity Global ex US Index Fund	30.0%
PFG Janus Henderson® Balanced Strategy Fund	Janus Henderson Balanced Fund	79.8%
PFG Meeder Tactical Strategy Fund	Meeder Muirfield Fund	56.1%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

12.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
October 31, 2022 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s Annualized	Beginning Account	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	Value	Value	During Period	Value	During Period

PFG Active Core Bond Strategy Fund *	2.05%	$1,000.00	$924.80	$9.95	$1,014.87	$10.41
PFG American Funds® Conservative Income Strategy Fund *	2.05%	$1,000.00	$941.90	$10.03	$1,014.87	$10.41
PFG American Funds® Growth Strategy Fund *	2.05%	$1,000.00	$903.70	$9.84	$1,014.87	$10.41
PFG BNY Mellon Diversifier Strategy Fund *	2.05%	$1,000.00	$934.30	$9.99	$1,014.87	$10.41
PFG BR Equity ESG Strategy Fund *	2.05%	$1,000.00	$907.70	$9.86	$1,014.87	$10.41
PFG Fidelity Institutional AM® Bond ESG Strategy Fund *	2.05%	$1,000.00	$926.70	$9.96	$1,014.87	$10.41
PFG Fidelity Institutional AM® Equity Index Strategy Fund *	2.05%	$1,000.00	$915.80	$9.90	$1,014.87	$10.41
PFG Fidelity Institutional AM® Equity Sector Strategy Fund *	2.05%	$1,000.00	$991.90	$10.29	$1,014.87	$10.41
PFG Invesco Thematic® ESG Strategy Fund *	2.05%	$1,000.00	$934.30	$9.99	$1,014.87	$10.41
PFG Janus Henderson® Balanced Strategy Fund *	2.05%	$1,000.00	$933.60	$9.99	$1,014.87	$10.41
PFG JP Morgan® Tactical Aggressive Strategy Fund *	2.05%	$1,000.00	$906.80	$9.85	$1,014.87	$10.41
PFG JP Morgan® Tactical Moderate Strategy Fund *	2.05%	$1,000.00	$919.20	$9.92	$1,014.87	$10.41
PFG Meeder Tactical Strategy Fund *	2.05%	$1,000.00	$955.00	$10.10	$1,014.87	$10.41
PFG MFS® Aggressive Growth Strategy Fund *	2.05%	$1,000.00	$913.80	$9.89	$1,014.87	$10.41
PFG Tactical Income Strategy Fund *	2.05%	$1,000.00	$936.90	$10.01	$1,014.87	$10.41

*	Expenses Paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the full six-month period).

THE PACIFIC FINANCIAL FUNDS
LIQUIDITY RISK MANAGEMENT PROGRAM
October 31, 2022 (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended October 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, LLC
11811 NE First Street, Suite 201
Bellevue, WA 98005

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Pacific Financial-SAR-22

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 1/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 1/6/23

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date 1/6/23